UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund

September 30, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 1.4%

	Commercial Banks – 0.6%

159,208	PNC Financial Services, (3)	0.000%		BBB	$4,373,444
	Insurance – 0.8%

104,794	Endurance Specialty Holdings Limited	7.500%		BBB–	2,742,459

120,000	Hartford Financial Services Group Inc.	7.875%		BB+	3,358,800
	Total Insurance				6,101,259
	Thrifts & Mortgage Finance – 0.0%

218,000	Federal National Mortgage Association	4.589%		Ca	189,660
	Total $25 Par (or similar) Preferred Securities (cost $14,773,150)				10,664,363

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 41.9%

	Aerospace & Defense – 0.4%

$2,780	Exelis, Inc., 144A	5.550%	10/01/21	BBB+	$3,028,935
	Airlines – 0.3%

1,948	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	BBB	2,137,692
	Automobiles – 0.3%

2,500	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B	2,650,000
	Beverages – 0.3%

2,275	Pernod-Ricard SA, 144A	5.750%	4/07/21	BBB–	2,706,659
	Capital Markets – 3.7%

4,640	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	5,350,101

2,495	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,750,575

3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	3,947,674

8,250	Morgan Stanley	6.625%	4/01/18	A	9,478,755

6,500	Morgan Stanley	5.500%	7/28/21	A	7,113,516
25,570	Total Capital Markets				28,640,621
	Chemicals – 1.3%

2,375	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,517,500

3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,244,291

1,210	Ineos Finance PLC, 144A	7.500%	5/01/20	B+	1,228,150

2,050	LyondellBasell Industries NV, 144A	5.000%	4/15/19	BB+	2,178,125
9,465	Total Chemicals				10,168,066
	Commercial Banks – 2.7%

3,350	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	3,509,795

1,910	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	2,013,140

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	3,262,500

1,425	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	1,503,375

984	FNBC 1993-A Pas Through Trust Certificates	8.080%	1/05/18	Aa1	1,092,442

1,890	HSBC Holdings PLC	6.800%	6/01/38	AA–	2,307,577

1,660	ING Bank NV, 144A	3.750%	3/07/17	A+	1,749,150

3,050	Rabobank Nederland	3.875%	2/08/22	AA	3,236,935

1,825	Sovereign Bank	8.750%	5/30/18	BBB	2,096,617
18,994	Total Commercial Banks				20,771,531

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Commercial Services & Supplies – 0.5%

$1,990	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	$1,975,075

2,000	International Lease Finance Corporation, (3)	5.875%	4/01/19	BBB–	2,120,572
3,990	Total Commercial Services & Supplies				4,095,647
	Computers & Peripherals – 0.4%

1,935	Hewlett Packard Company	4.650%	12/09/21	A	2,017,613

1,375	NCR Corporation, 144A	5.000%	7/15/22	BB	1,388,750
3,310	Total Computers & Peripherals				3,406,363
	Consumer Finance – 1.5%

1,650	Ally Financial Inc., (3)	7.500%	9/15/20	BB–	1,893,375

2,790	Capital One Bank, (3)	8.800%	7/15/19	Baa1	3,682,295

3,690	Discover Financial Services	5.200%	4/27/22	BBB	4,043,011

2,000	Ford Motor Credit Company, (3)	4.250%	9/20/22	Baa3	2,049,518
10,130	Total Consumer Finance				11,668,199
	Diversified Financial Services – 5.4%

2,250	Bank of America Corporation	6.500%	8/01/16	A	2,602,148

3,725	Bank of America Corporation	5.750%	12/01/17	A	4,285,821

2,845	Bank of America Corporation	5.875%	1/05/21	A	3,282,217

5,000	Citigroup Inc.	4.500%	1/14/22	A	5,489,910

4,390	Countrywide Financial Corporation	6.250%	5/15/16	BBB+	4,786,913

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,894,746

4,330	JPMorgan Chase & Company	4.400%	7/22/20	A+	4,765,542

2,750	JPMorgan Chase & Company	4.250%	10/15/20	A+	3,004,634

700	JPMorgan Chase & Company	4.350%	8/15/21	A+	771,525

5,845	JPMorgan Chase & Company, (3)	4.500%	1/24/22	A+	6,483,566

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,819,394
36,930	Total Diversified Financial Services				42,186,416
	Diversified Telecommunication Services – 1.9%

2,970	AT&T, Inc.	5.550%	8/15/41	A2	3,697,053

2,000	Frontier Communications Corporation, (3)	8.500%	4/15/20	BB+	2,260,000

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,833,500

1,730	Sprint Nextel Corporation	6.000%	12/01/16	B+	1,781,900

2,010	Verizon Communications	6.900%	4/15/38	A	2,868,734
11,900	Total Diversified Telecommunication Services				14,441,187
	Electric Utilities – 1.1%

2,370	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	Baa1	2,648,475

3,690	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	4,139,412

1,685	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	2,155,750
7,745	Total Electric Utilities				8,943,637
	Electronic Equipment & Instruments – 0.3%

2,000	Ingram Micro Inc.	5.250%	9/01/17	BBB–	2,193,292
	Energy Equipment & Services – 1.8%

3,280	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	A–	4,316,473

3,870	Ensco PLC	4.700%	3/15/21	BBB+	4,371,041

2,935	Nabors Industries Inc.	5.000%	9/15/20	BBB	3,230,258

245	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	260,313

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Energy Equipment & Services (continued)

$1,880	Weatherford International Limited	7.000%	3/15/38	BBB	$2,124,718
12,210	Total Energy Equipment & Services				14,302,803
	Health Care Providers & Services – 0.4%

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A	3,033,324
	Independent Power Producers & Energy Traders – 0.5%

3,305	Constellation Energy Group	5.150%	12/01/20	BBB+	3,884,621
	Industrial Conglomerates – 0.1%

1,000	Abengoa Finance SAU, 144A, (3)	8.875%	11/01/17	B+	925,000
	Insurance – 3.0%

3,975	AFLAC Insurance, (3)	6.450%	8/15/40	A–	4,894,588

2,950	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,347,088

3,015	Liberty Mutual Group Inc., 144A	5.000%	6/01/21	Baa2	3,186,879

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,840,958

2,295	Lincoln National Corporation	8.750%	7/01/19	A–	3,007,088

1,640	Pacific LifeCorp.	6.000%	2/10/20	BBB+	1,824,211

4,000	Prudential Holdings LLC, 144A	7.245%	12/18/23	AA–	4,980,800
19,635	Total Insurance				23,081,612
	Media – 3.2%

2,215	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,518,019

3,350	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	3,447,364

3,060	NBC Universal Media LLC	6.400%	4/30/40	BBB+	3,883,890

1,925	NBC Universal Media LLC, (WI/DD)	4.450%	1/15/43	BBB+	1,918,436

3,590	News America Holdings Inc.	6.650%	11/15/37	BBB+	4,555,505

2,410	Time Warner Cable Inc.	5.875%	11/15/40	BBB	2,834,013

2,105	Viacom Inc.	6.875%	4/30/36	BBB+	2,780,097

2,725	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,858,525
21,380	Total Media				24,795,849
	Metals & Mining – 4.4%

6,035	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	6,334,674

4,530	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	4,575,300

1,155	ArcelorMittal, (3)	6.500%	2/25/22	Baa3	1,137,643

5,500	ArcelorMittal, (3)	7.000%	10/15/39	Baa3	5,031,351

1,535	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	1,536,550

3,700	Newmont Mining Corporation	3.500%	3/15/22	BBB+	3,753,358

2,770	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,757,665

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,567,220

3,895	Vale Overseas Limited, (3)	6.875%	11/10/39	A–	4,542,988

2,340	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB+	2,679,384
32,900	Total Metals & Mining				33,916,133
	Multiline Retail – 0.3%

2,585	J.C. Penney Corporation Inc., (3)	5.650%	6/01/20	Ba3	2,332,963
	Oil, Gas & Consumable Fuels – 4.5%

3,230	Anadarko Petroleum Corporation, (3)	6.200%	3/15/40	BBB–	3,957,822

2,000	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,520,028

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)

$1,500	Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB–	$1,511,250

1,800	Everest Acquisition LLC Finance, (3)	6.875%	5/01/19	BB–	1,926,000

1,070	Husky Energy Inc.	7.250%	12/15/19	BBB+	1,375,489

4,785	Lukoil International Finance, 144A	6.125%	11/09/20	Baa2	5,402,265

1,500	Noble Energy Inc., (3)	4.150%	12/15/21	BBB	1,620,194

2,495	Petrobras International Finance Company	6.875%	1/20/40	A3	3,123,595

2,255	Petro-Canada	6.800%	5/15/38	BBB+	3,074,591

3,000	Petroleos Mexicanos	5.500%	1/21/21	Baa1	3,517,500

1,900	Reliance Holdings USA Inc., 144A, (3)	5.400%	2/14/22	BBB	2,023,853

1,955	Southwestern Energy Company, 144A	4.100%	3/15/22	BBB–	2,075,019

2,290	Valero Energy Corporation, (3)	6.125%	2/01/20	BBB	2,781,530
29,780	Total Oil, Gas & Consumable Fuels				34,909,136
	Paper & Forest Products – 0.9%

1,820	Georgia-Pacific Corporation, 144A, (3)	5.400%	11/01/20	A–	2,133,086

3,015	International Paper Company	8.700%	6/15/38	BBB	4,492,266
4,835	Total Paper & Forest Products				6,625,352
	Real Estate Investment Trust – 0.5%

2,995	Prologis Inc.	6.875%	3/15/20	Baa2	3,634,576
	Real Estate Management & Development – 0.1%

1,000	Country Garden Holding Company, 144A, (3)	11.125%	2/23/18	BB–	1,087,500
	Semiconductors & Equipment – 0.2%

1,300	Intel Corporation	4.800%	10/01/41	A+	1,520,654
	Thrifts & Mortgage Finance – 0.4%

2,730	WEA Finance LLC, 144A, (3)	4.625%	5/10/21	A2	2,980,316
	Tobacco – 0.6%

3,350	Lorillard Tobacco	8.125%	6/23/19	Baa2	4,320,140
	Transportation Infrastructure – 0.5%

3,800	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	4,081,071
	Wireless Telecommunication Services – 0.4%

2,980	American Tower Company	5.050%	9/01/20	Baa3	3,325,696
$287,507	Total Corporate Bonds (cost $290,944,457)				325,794,991

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 2.7%

	Capital Markets – 0.2%

$2,415	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$1,818,881
	Commercial Banks – 0.8%

3,500	Wachovia Capital Trust III	5.570%	N/A(9)	BBB+	3,460,625

2,760	Wells Fargo Capital Trust X, (3)	5.950%	12/15/36	BBB+	2,801,400
6,260	Total Commercial Banks				6,262,025
	Diversified Financial Services – 0.6%

4,000	General Electric Capital Corporation	7.125%	N/A(9)	AA–	4,457,680
	Insurance – 1.1%

2,970	Catlin Insurance Company Limited	7.249%	N/A(9)	BBB+	2,899,463

3,205	Lincoln National Corporation	6.050%	4/20/67	BBB	3,136,894

2,755	ZFS Finance USA Trust V	6.500%	5/09/37	A	2,913,412
8,930	Total Insurance				8,949,769
$21,605	Total Capital Preferred Securities (cost $19,961,353)				21,488,355

4	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.8%

	Illinois – 0.8%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A	$6,535,492
$5,765	Total Municipal Bonds (cost $5,765,000)				6,535,492

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.4%

$11,000	Freddie Mac Notes	0.000%	5/23/13	Aaa	$10,990,716

4,455	U.S. Treasury Bonds	4.250%	11/15/40	Aaa	5,784,541

425	U.S. Treasury Bonds	4.750%	2/15/41	Aaa	595,598

7,150	U.S. Treasury Bonds	2.375%	2/28/15	Aaa	7,509,731

8,985	U.S. Treasury Bonds, (3)	1.250%	8/31/15	Aaa	9,229,284

1,385	U.S. Treasury Bonds	3.625%	2/15/20	Aaa	1,632,137

5,845	U.S. Treasury Bonds	2.625%	8/15/20	Aaa	6,461,922

2,065	U.S. Treasury Bonds	3.875%	8/15/40	Aaa	2,522,850

2,020	U.S. Treasury Notes	2.000%	11/15/21	Aaa	2,108,848

2,635	U.S. Treasury Notes	1.750%	5/15/22	Aaa	2,672,053
$45,965	Total U.S. Government and Agency Obligations (cost $45,588,738)				49,507,680

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 44.2%

$4,387	321 Henderson Receivables LLC, Series 2010-3A	3.720%	12/15/48	Aaa	$4,583,301

4,045	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	5.920%	3/13/44	AAA	4,085,450

2,090	American Home Mortgage Advance Trust, Series 2011-SART-1	6.811%	5/10/43	BBB	2,090,815

3,075	AmeriCold LLC Trust, Series 2010	6.960%	1/14/29	A	3,682,343

6	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Serioes 1997-3	1.585%	3/25/27	A1	5,628

5,480	Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.310%	5/17/60	AAA	5,499,580

1,012	Bank of America Auto Trust, Series 2010-2	5.500%	7/15/14	AAA	1,013,753

1,181	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	CC	467,896

1,250	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.205%	12/28/35	AA–	985,449

1,003	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (3)	5.449%	12/11/49	AAA	1,021,485

3,155	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A	6.000%	2/05/19	AAA	3,167,641

226	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AAA	230,316

1,736	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	2.866%	8/25/36	CCC	1,377,916

1,364	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.467%	2/25/34	BB	1,358,501

539	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	6.206%	9/25/23	A+	441,049

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,406	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	3.642%	4/25/33	AA+	$3,204,480

2,550	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	5.650%	8/12/44	Aaa	2,791,549

3,435	Discover Card Master Trust I 2007-A	4.860%	3/16/20	AAA	4,204,416

3,195	Extended Stay America Trust 2010-EHSA	7.000%	11/05/27	A1	3,223,656

8,814	Fannie Mae Mortgage Pool AB1959	4.500%	12/01/40	Aaa	9,632,579

6,486	Fannie Mae Mortgage Pool AC1877	5.000%	9/01/39	Aaa	7,022,425

8,982	Fannie Mae Mortgage Pool AD4375	4.000%	5/01/40	Aaa	9,844,122

10,712	Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	11,555,576

6,814	Fannie Mae Mortgage Pool AE7723	4.000%	11/01/40	Aaa	7,351,096

10,116	Fannie Mae Mortgage Pool AH3804	4.500%	2/01/41	Aaa	10,912,658

3,047	Fannie Mae Mortgage Pool AL0160	4.000%	5/01/41	Aaa	3,308,680

1,943	Fannie Mae Mortgage Pool MA1028	3.900%	4/01/42	Aaa	2,110,862

165	Fannie Mae Mortgage Pool 250551	6.500%	5/01/26	Aaa	196,948

714	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	842,064

1,521	Fannie Mae Mortgage Pool 254169	7.000%	12/01/31	Aaa	1,678,614

1,111	Fannie Mae Mortgage Pool 254379	6.000%	7/01/32	Aaa	1,295,786

1,290	Fannie Mae Mortgage Pool 254447	6.000%	9/01/32	Aaa	1,459,716

1,123	Fannie Mae Mortgage Pool 254513	5.500%	10/01/22	Aaa	1,240,261

2,877	Fannie Mae Mortgage Pool 255575	6.500%	1/01/25	Aaa	3,179,653

740	Fannie Mae Mortgage Pool 256845	6.000%	8/01/37	Aaa	843,412

2,269	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	2,509,934

1,496	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	1,637,468

1,595	Fannie Mae Mortgage Pool 257307	7.000%	8/01/38	Aaa	1,761,659

84	Fannie Mae Mortgage Pool 340798	5.500%	4/01/26	Aaa	99,512

147	Fannie Mae Mortgage Pool 440780	7.000%	2/01/14	Aaa	159,871

45	Fannie Mae Mortgage Pool 535206	2.399%	2/01/15	Aaa	45,470

193	Fannie Mae Mortgage Pool 545359	7.000%	3/01/31	Aaa	206,906

424	Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	508,153

272	Fannie Mae Mortgage Pool 545815	6.500%	7/01/32	Aaa	315,958

1,861	Fannie Mae Mortgage Pool 555798	5.500%	5/01/33	Aaa	2,163,830

1,692	Fannie Mae Mortgage Pool 555800	2.208%	10/01/33	Aaa	1,877,279

2,534	Fannie Mae Mortgage Pool 555843	7.000%	8/01/30	Aaa	2,699,552

144	Fannie Mae Mortgage Pool 591038	5.500%	8/01/16	Aaa	155,105

696	Fannie Mae Mortgage Pool 673010	6.000%	12/01/17	Aaa	757,571

2,591	Fannie Mae Mortgage Pool 688330	5.500%	3/01/33	Aaa	2,925,775

2,346	Fannie Mae Mortgage Pool 694605	5.500%	4/01/33	Aaa	2,603,189

4,555	Fannie Mae Mortgage Pool 709446	5.000%	7/01/33	Aaa	5,187,067

1,116	Fannie Mae Mortgage Pool 725248	5.000%	3/01/34	Aaa	1,226,512

1,978	Fannie Mae Mortgage Pool 725250	2.161%	3/01/34	Aaa	2,174,170

734	Fannie Mae Mortgage Pool 725553	5.176%	9/01/33	Aaa	781,528

3,076	Fannie Mae Mortgage Pool 735054	6.500%	11/01/34	Aaa	3,320,009

3,460	Fannie Mae Mortgage Pool 735273	6.000%	6/01/34	Aaa	3,954,606

2,347	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	2,569,562

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$139	Fannie Mae Mortgage Pool 772130	6.000%	11/01/33	Aaa	$156,794

279	Fannie Mae Mortgage Pool 772256	6.000%	11/01/33	Aaa	316,040

472	Fannie Mae Mortgage Pool 781776	5.000%	10/01/34	Aaa	530,350

1	Fannie Mae Mortgage Pool 782909	6.000%	6/01/34	Aaa	588

1,391	Fannie Mae Mortgage Pool 885536	5.500%	8/01/36	Aaa	1,569,395

7,284	Fannie Mae Mortgage Pool 889618	6.000%	5/01/38	Aaa	7,988,278

260	Fannie Mae Mortgage Pool 889706	6.000%	6/01/38	Aaa	287,472

2,386	Fannie Mae Mortgage Pool 900555	5.000%	9/01/36	Aaa	2,686,283

1,547	Fannie Mae Mortgage Pool 932260	4.500%	12/01/39	Aaa	1,711,977

5,192	Fannie Mae Mortgage Pool 932323	6.000%	12/01/39	Aaa	5,621,892

1,283	Fannie Mae Mortgage Pool 944340	5.000%	6/01/37	Aaa	1,420,054

8,501	Fannie Mae Mortgage Pool 973241	5.000%	3/01/38	Aaa	9,275,011

1	Fannie Mae Mortgage Pool 983077	5.500%	5/01/38	Aaa	977

1	Fannie Mae Mortgage Pool 985344	6.000%	7/01/38	Aaa	806

2,286	Fannie Mae Mortgage Pool 993138	5.500%	10/01/38	Aaa	2,531,761

5,490	Fannie Mae Mortgage Pool 995112	4.000%	7/01/36	Aaa	6,061,535

16	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1988-24 G	9.000%	10/25/18	Aaa	18,635

16	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1989-44 H	8.700%	7/25/19	Aaa	18,532

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1989-90 E	6.500%	12/25/19	Aaa	3,361

10	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-30 E	7.000%	3/25/20	Aaa	11,365

14	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-61 H	9.000%	6/25/20	Aaa	15,924

13	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-72 B	6.500%	7/25/20	Aaa	14,830

18	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-102 J	6.500%	8/25/20	Aaa	20,229

142	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-105 J	6.750%	9/25/20	Aaa	155,152

50	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1991-56 M	7.000%	6/25/21	Aaa	53,639

93	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1991-134 Z	6.500%	10/25/21	Aaa	104,421

14	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1992-120 C	7.000%	7/25/22	Aaa	16,019

429	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1996-35 Z	5.000%	7/25/26	Aaa	498,142

704	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-30 AE	7.000%	10/25/17	Aaa	706,114

1,361	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2005-62 JE	5.750%	6/25/35	Aaa	1,553,029

1,336	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	3.500%	12/25/42	B1	457,070

4,920	Fannie Mae TBA Mortgage Pool, (WI/DD)	9.050%	TBA	Aaa	5,276,700

8	Federal Home Loan Mortgage Corporation, REMIC 6 C	6.000%	6/15/19	Aaa	9,167

14	Federal Home Loan Mortgage Corporation, REMIC 1022 J	7.000%	12/15/20	Aaa	14,887

39	Federal Home Loan Mortgage Corporation, REMIC 162 F	8.250%	5/15/21	Aaa	43,610

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$26	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	7.000%	7/15/21	Aaa	$29,448

87	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	97,101

26	Federal Home Loan Mortgage Corporation, REMIC 1790 A	0.771%	4/15/22	Aaa	27,904

1,681	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.671%	5/15/23	Aaa	1,693,474

639	Federal Home Loan Mortgage Corporation, REMIC 2755 FN	5.000%	4/15/32	Aaa	639,360

4,425	Federal Home Loan Mortgage Corporation, REMIC 2901 UB	0.821%	3/15/33	Aaa	4,574,933

2,453	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.358%	6/15/39	Aaa	2,469,516

448	Ford Credit Auto Lease Trust 2012-A A1	1.855%	3/15/13	AAA	448,290

4,092	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	2.276%	10/19/54	AAA	4,153,871

3,139	Freddie Mac Gold Pool 1G2163	4.500%	9/01/37	Aaa	3,381,355

594	Freddie Mac Gold Pool 847190	2.419%	4/01/29	Aaa	636,247

813	Freddie Mac Gold Pool 847180	2.267%	3/01/30	Aaa	872,500

1,054	Freddie Mac Gold Pool 847240	1.909%	7/01/30	Aaa	1,125,746

438	Freddie Mac Gold Pool 846984	2.920%	6/01/31	Aaa	459,045

1,161	Freddie Mac Mortgage Pool, Various A17212	6.000%	7/01/31	Aaa	1,369,551

892	Freddie Mac Mortgage Pool, Various A15521	7.000%	11/01/33	Aaa	999,813

696	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	821,747

560	Freddie Mac Mortgage Pool, Various C00689	6.500%	12/01/28	Aaa	661,405

309	Freddie Mac Mortgage Pool, Various C00742	6.500%	4/01/29	Aaa	363,126

348	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	405,964

852	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	967,545

267	Freddie Mac Mortgage Pool, Various H01292	2.331%	9/01/37	Aaa	303,452

621	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	646,645

1,535	Freddie Mac Mortgage Pool, Various P10032	6.500%	5/01/18	Aaa	1,601,892

101	Freddie Mac Non Gold Participation Certificates	4.500%	5/01/25	Aaa	108,072

5,750	Ginnie Mae II Single Family 30 year TBA, (WI/DD)	6.713%	TBA	Aaa	6,343,867

593	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	7.500%	3/25/43	Ba3	507,401

720	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	720,750

791	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	1.625%	9/25/35	Ba3	820,889

1	Government National Mortgage Association Pool 8259	7.500%	8/20/23	Aaa	902

199	Government National Mortgage Association Pool 537699	4.500%	11/15/30	Aaa	243,498

8,603	Government National Mortgage Association Pool 4946	2.735%	2/20/41	Aaa	9,548,802

1,093	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	0.497%	3/25/35	AAA	1,002,370

2,599	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	3.853%	6/25/37	CCC	2,013,800

7,447	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	4.106%	6/15/43	Aaa	7,964,805

5,570	JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	5.103%	7/17/46	AAA	6,263,849

607	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C7	4.367%	11/18/30	AAA	608,541

6,000	LB-UBS Commerical Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2	5.692%	3/15/36	AAA	6,269,850

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,502	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.745%	4/25/38	A	$1,585,631

1,703	Mid-State Capital Corporation Trust Notes, Series 2005-1	7.000%	1/15/40	AAA	1,802,299

915	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	4.000%	1/25/34	AAA	956,380

3,830	Mortgage Equity Conversion Asset Trust 2010-1A	2.900%	7/25/60	AA	3,676,935

4,185	National Credit Union Adminstration Guaranteed Structured Collateral Notes	4.646%	10/29/20	Aaa	4,498,875

5,590	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	0.357%	7/15/45	AAA	6,586,758

332	RBSSP Resecuritization Trust 2009-8	0.347%	3/26/37	Aaa	329,368

3,444	RBSSP Resecuritization Trust 2010-10	0.387%	9/26/36	N/R	2,988,280

1,751	RBSSP Resecuritization Trust 2010-11	0.327%	3/26/37	A	1,726,294

5,633	RBSSP Resecuritization Trust 2010-4	0.547%	3/26/36	A	5,292,879

1,407	RBSSP Resecuritization Trust 2010-8	4.125%	7/26/36	N/R	1,335,753

2,116	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.050%	2/25/41	AAA	2,220,990

3,909	Springleaf Mortgage Loan Trust 2011-1	2.877%	1/25/58	AAA	4,020,774

317	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	5.681%	8/25/34	Ba3	314,285

3,085	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	4.108%	8/10/16	Aaa	3,381,084

5,656	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	3.750%	3/10/20	Aaa	5,967,781

6,887	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	5.194%	2/15/35	Aaa	7,482,229

881	Vericrest Opportunity Loan Transferee, Series 2011-NL3A	0.301%	9/25/51	N/R	881,941

2,334	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	2.981%	6/15/20	Aaa	2,236,177

4,443	Wachovia Mortgage Loan Trust LLC, Mortgage PasS-Through Certificates, Series 2005-B	5.205%	10/20/35	CCC	3,614,812

92	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-through Certificates, Series 2007-HY2	5.750%	9/25/36	D	894

1,262	Wells Fargo Mortagge Backed Securities Trust, Mortgage Pass_Through Certificate Series 2007-2	5.750%	3/25/37	Caa1	1,212,237

5,000	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	5,718,614
$324,462	Total Asset-Backed and Mortgage-Backed Securities (cost $323,508,563)				343,698,997

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.1%

	Poland – 0.1%

$1,000	Republic of Poland, (3)	3.000%	3/17/23	A2	$982,700
$1,000	Total Sovereign Debt (cost $984,480)				982,700

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.2%

	Money Market Funds – 9.2%

71,366,594	Mount Vernon Securities Lending Prime Portfolio, 0.289% (5), (6)				$71,366,594
	Total Investments Purchased with Collateral from Securities Lending (cost $71,366,594)				71,366,594

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

September 30, 2012

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 2.8%

	Money Market Funds – 2.3%

18,246,478	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$18,246,478
	U.S. Government and Agency Obligations – 0.5%

$1,315	U.S. Treasury Bills, (7)	0.103%		2/07/13	Aaa	1,314,517

2,270	U.S. Treasury Bills, (7)	0.128%		3/07/13	Aaa	2,268,713
$3,585	Total U.S. Government and Agency Obligations					3,583,230
	Total Short-Term Investments (cost $21,829,311)					21,829,708
	Total Investments (cost $794,721,646) – 109.5%					851,868,880
	Other Assets Less Liabilities – (9.5)% (8)					(73,834,714)
	Net Assets – 100%					$778,034,166

Investments in Derivatives at September 30, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (8)
JPMorgan	$8,000,000	Receive	3-Month USD-LIBOR	3.858%	Semi-Annually	1/19/20	$(1,542,596)	$(1,542,596)
UBS	14,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(739,751)	(739,751)
								$(2,282,347)
*	Annualized.

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	280	12/12	$61,748,753	$28,629
U.S. Treasury 5-Year Note	Long	349	12/12	43,496,851	180,589
U.S. Treasury 10-Year Note	Short	(1,079)	12/12	(144,029,646)	(734,891)
U.S. Treasury Long Bond	Long	174	12/12	25,991,250	(21,636)
U.S. Treasury Ultra Bond	Short	(49)	12/12	(8,095,719)	52,867
					$(494,442)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Preferred Securities	$10,664,363	$—	$—	$10,664,363
Corporate Bonds	—	325,794,991	—	325,794,991
Capital Preferred Securities	—	21,488,355	—	21,488,355
Municipal Bonds	—	6,535,492	—	6,535,492
U.S. Government and Agency Obligations	—	49,507,680	—	49,507,680
Asset-Backed and Mortgage-Backed Securities	—	343,698,997	—	343,698,997
Sovereign Debt	—	982,700	—	982,700
Investments Purchased with Collateral from Securities Lending	71,366,594	—	—	71,366,594
Short-Term Investments:
Money Market Funds	18,246,478	—	—	18,246,478
U.S. Government and Agency Obligations	—	3,583,230	—	3,583,230
Derivatives:
Interest Rate Swaps**	—	(2,282,347)	—	(2,282,347)
Futures Contracts**	(494,442)	—	—	(494,442)
Total	$99,782,993	$749,309,098	$—	$849,092,091
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Core Plus Bond Fund (continued)

September 30, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$262,085	—	$—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	(756,527)	—	—
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps**	(2,282,347)
Total			$(494,442)		$(2,282,347)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $794,769,578.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$67,319,226
Depreciation	(10,219,924)
Net unrealized appreciation (depreciation) of investments	$57,099,302

12	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(5)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

(9)	Perpetual security. Maturity date is not applicable.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund

September 30, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) SECURITIES – 0.1%

	Diversified Financial Services – 0.1%

200	Bank of America Corporation	7.250%		BB+	$218,000
	Thrifts & Mortgage Finance – 0.0%

16,000	Federal National Mortgage Association, (3)	4.589%		Ca	13,920
	Total $25 Par (or similar) Preferred Securities (cost $574,350)				231,920

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 1.8%

	Auto Components – 0.0%

$175	Dana Holding Corporation, (3)	6.500%	2/15/19	BB	$186,375
	Automobiles – 0.0%

100	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B	106,000
	Chemicals – 0.2%

225	Huntsman International LLC, (3)	5.500%	6/30/16	BB–	226,125

200	Omonva Solutions Inc.	7.875%	11/01/18	B2	202,000

150	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	159,557

250	Tronox Finance LLC, 144A	6.375%	8/15/20	BB–	252,500
825	Total Chemicals				840,182
	Commercial Banks – 0.1%

200	Banco do Nordeste do Brasil, 144A, (3)	3.625%	11/09/15	BBB	205,000

250	Regions Financial Corporation	7.750%	11/10/14	BBB–	278,125
450	Total Commercial Banks				483,125
	Containers & Packaging – 0.0%

175	Reynolds Group, 144A	7.125%	4/15/19	B+	184,625
	Electric Utilities – 0.2%

570	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	Baa1	636,975
	Energy Equipment & Services – 0.1%

200	Parker Drilling Company, 144A	9.125%	4/01/18	B+	215,500
	Food Products – 0.1%

250	Viterra Inc.	5.950%	8/01/20	BBB–	271,273
	Health Care Providers & Services – 0.5%

1,715	Mayo Clinic Rochester, (3)	3.774%	11/15/43	AA	1,722,340
	Independent Power Producers & Energy Traders – 0.0%

75	Calpine Corporation, 144A	7.875%	7/31/20	BB	81,938
	Metals & Mining – 0.2%

150	Alrosa Finance SA, 144A	7.750%	11/03/20	BB–	169,875

200	Evraz Group S.A, 144A	7.400%	4/24/17	BB–	207,050

200	Taseko Mines Limited	7.750%	4/15/19	B	191,500
550	Total Metals & Mining				568,425
	Oil, Gas & Consumable Fuels – 0.3%

250	Holly Energy Partners LP, 144A, (3)	6.500%	3/01/20	BB–	262,500

500	Regency Energy Partners Finance	6.500%	7/15/21	BB	535,000

200	Seadrill Limited	6.500%	10/05/15	N/R	208,500

175	SM Energy Company	6.625%	2/15/19	BB	184,625
1,125	Total Oil, Gas & Consumable Fuels				1,190,625

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Real Estate Management & Development – 0.1%

$200	Country Garden Holding Company, 144A, (3)	11.125%	2/23/18	BB–	$217,500
	Road & Rail – 0.0%

175	Hertz Corporation, (3)	7.375%	1/15/21	B	188,124
$6,585	Total Corporate Bonds (cost $6,672,892)				6,893,007

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.3%

	Illinois – 0.3%

$1,130	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A	$1,281,024
$1,130	Total Municipal Bonds (cost $1,130,000)				1,281,024

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.4%

$1,245	Federal National Mortgage Association	4.625%	5/01/13	Aa2	$1,277,354

1,280	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	1,342,771

1,080	Private Export Funding	1.450%	8/15/19	Aaa	1,089,045

1,055	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	1,238,896

9,442	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	15,674,196

9,007	U.S. Treasury Inflation Indexed Obligations	0.625%	4/15/13	Aaa	9,093,224

8,444	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/14	Aaa	8,815,837

5,456	U.S. Treasury Inflation Indexed Obligations	1.250%	4/15/14	Aaa	5,672,592

4,740	U.S. Treasury Inflation Indexed Obligations	2.000%	7/15/14	Aaa	5,055,693

6,317	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/15	Aaa	6,770,711

7,897	U.S. Treasury Inflation Indexed Obligations	0.500%	4/15/15	Aaa	8,296,927

5,424	U.S. Treasury Inflation Indexed Obligations	1.875%	7/15/15	Aaa	5,965,976

5,414	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/16	Aaa	6,068,438

17,173	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/16	Aaa	18,199,062

5,689	U.S. Treasury Inflation Indexed Obligations	2.500%	7/15/16	Aaa	6,605,330

3,681	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/17	Aaa	4,317,218

16,331	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	17,592,498

3,709	U.S. Treasury Inflation Indexed Obligations	2.625%	7/15/17	Aaa	4,481,381

3,910	U.S. Treasury Inflation Indexed Obligations, (3)	1.625%	1/15/18	Aaa	4,574,519

2,972	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	3,646,779

5,636	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	6,743,775

10,069	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	12,038,243

14,757	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	17,469,441

13,825	U.S. Treasury Inflation Indexed Obligations, (3)	0.625%	7/15/21	Aaa	15,825,859

19,435	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	21,214,516

11,935	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	13,041,993

11,449	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	15,540,707

6,608	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	8,682,849

5,169	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	7,134,933

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

September 30, 2012

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$6,370		U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	$8,247,869

8,322		U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	13,209,128

4,391		U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	6,280,955

6,270		U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	9,150,941

7,538		U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	11,072,800

8,796		U.S. Treasury Inflation Indexed Obligations, (3)	0.750%	2/15/42	Aaa	9,556,354

2,693		U.S. Treasury Notes	1.375%	7/15/18	Aaa	3,157,037

4,169		U.S. Treasury Notes	1.875%	7/15/19	Aaa	5,120,873

7,600		U.S. Treasury Notes	1.875%	2/28/14	Aaa	7,777,232

5,720		U.S. Treasury Notes	1.000%	9/30/16	Aaa	5,841,550

10,700		U.S. Treasury Notes	0.500%	7/31/17	Aaa	10,647,334

3,225		U.S. Treasury Notes	2.250%	7/31/18	Aaa	3,491,062

10,690		U.S. Treasury Notes	2.000%	2/15/22	Aaa	11,118,433
$305,633		Total U.S. Government and Agency Obligations (cost $324,575,082)				358,142,331

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 1.9%

$730		DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	$799,149

1,040		Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A1	1,049,328

972		JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	1,039,552

1,690		Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/16/49	Aaa	1,741,206

700		OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	824,818

407		Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	427,305

1,260		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	1,441,091
$6,799		Total Asset-Backed and Mortgage-Backed Securities (cost $6,840,700)				7,322,449

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 0.3%

		Canada – 0.2%

750	CAD	Canadian Government Bond	3.500%	6/01/20	AAA	$869,515
		Poland – 0.1%

250		Republic of Poland	6.375%	7/15/19	A2	308,750
		Total Sovereign Debt (cost $1,011,592)				1,178,265

Shares		Description (1)				Value
		INVESTMENT COMPANIES – 0.1%

10,500		Blackrock Credit Allocation Income Trust IV				$148,890

11,000		Pimco Income Strategy Fund				145,530
		Total Investment Companies (cost $242,375)				294,420

16	Nuveen Investments

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 4.9%

	Money Market Funds – 4.9%

18,760,692	Mount Vernon Securities Lending Prime Portfolio, 0.289% (6), (7)					$18,760,692
	Total Investments Purchased with Collateral from Securities Lending (cost $18,760,692)					18,760,692

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.8%

2,947,623	First American Treasury Obligations Fund, Class Z	0.000%	(6)	N/A	N/A	$2,947,623
	U.S. Government and Agency Obligations – 0.1%

$320	U.S. Treasury Bills, (8)	0.103%		2/07/13	Aaa	319,883
$320	Total U.S. Government and Agency Obligations					319,883
	Total Short-Term Investments (cost $3,267,436)					3,267,506
	Total Investments (cost $363,075,119) – 104.7%					397,371,614
	Other Assets Less Liabilities – (4.7)% (9)					(17,954,109)
	Net Assets – 100%					$379,417,505

Investments in Derivatives at September 30, 2012

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (9)
Citigroup	U.S. Dollar	4,248,336	Canadian Dollar	4,150,000	11/30/12	$(33,110)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (9)
JPMorgan	$8,000,000	Receive	3-Month USD-LIBOR	0.641%	Semi-Annually	1/12/14	$(34,800)	$(34,800)
JPMorgan	1,000,000	Receive	3-Month USD-LIBOR	3.858	Semi-Annually	1/19/20	(192,825)	(192,825)
UBS	2,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(105,679)	(105,679)
								$(333,304)
*	Annualized.

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(71)	12/12	(8,848,930)	(11,101)
U.S. Treasury 10-Year Note	Long	69	12/12	9,210,422	53,593
U.S. Treasury Long Bond	Short	(10)	12/12	(1,493,750)	(31,423)
U.S. Treasury Ultra Bond	Short	(20)	12/12	(3,304,375)	52,881
					$63,950

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

September 30, 2012

or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Preferred Securities	$231,920	$—	$—	$231,920
Corporate Bonds	—	6,893,007	—	6,893,007
Municipal Bonds	—	1,281,024	—	1,281,024
U.S. Government and Agency Obligations	—	358,142,331	—	358,142,331
Asset-Backed and Mortgage-Backed Securities	—	7,322,449	—	7,322,449
Sovereign Debt	—	1,178,265	—	1,178,265
Investment Companies	294,420	—	—	294,420
Investments Purchased with Collateral from Securities Lending	18,760,692	—	—	18,760,692
Short-Term Investments:
Money Market Funds	2,947,623	—	—	2,947,623
U.S. Government and Agency Obligations	—	319,883	—	319,883
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	(33,110)	—	(33,110)
Interest Rate Swaps**	—	(333,304)	—	(333,304)
Futures Contracts**	63,950	—	—	63,950
Total	$22,298,605	$374,770,545	$—	$397,069,150
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

18	Nuveen Investments

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	—	$—	Unrealized depreciation on forward foreign currency exchange contracts	$(33,110)
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	106,474	—	—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	(42,524)	—	—
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps**	(333,304)
Total			$63,950		$(366,414)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $363,289,308.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$34,704,342
Depreciation	(622,036)
Net unrealized appreciation (depreciation) of investments	$34,082,306

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

September 30, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(9)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

CAD	Canadian Dollar.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund

September 30, 2012

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 1.2%

	Ohio – 1.2%

$845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	$936,767
$845	Total Municipal Bonds (cost $932,337)				936,767

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 38.6%

$1,580	Fannie Mae Notes	0.700%	2/22/16	Aaa	$1,581,691

950	Fannie Mae Notes	1.125%	4/12/16	Aaa	950,266

1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	1,002,409

565	Federal Farm Credit Banks, Consolidated Systemwide Notes	4.500%	10/17/12	Aaa	566,089

1,705	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.375%	6/25/13	Aaa	1,720,553

1,350	Federal Farm Credit Banks, Consolidated Systemwide Notes	3.875%	10/07/13	Aaa	1,400,047

1,400	Federal Farm Credit Banks, Consolidated Systemwide Notes	2.625%	4/17/14	Aaa	1,450,691

700	Federal Farm Credit Banks, Consolidated Systemwide Notes	3.000%	9/22/14	Aaa	737,636

845	Federal Farm Credit Banks, Consolidated Systemwide Notes, (4)	1.500%	11/16/15	Aaa	873,791

550	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.230%	5/02/17	Aaa	552,571

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,283,754

365	Federal Home Loan Mortgage Corporation, Notes, (4)	3.750%	3/27/19	Aaa	425,353

580	Federal National Mortgage Association	4.625%	5/01/13	Aa2	595,072

1,700	Federal National Mortgage Association	1.875%	10/15/15	Aaa	1,769,418

1,065	Freddie Mac Notes	0.850%	2/24/16	Aaa	1,070,210

1,315	Freddie Mac Reference Notes	0.450%	2/21/14	Aaa	1,316,419

580	Freddie Mac Reference Notes, (4)	1.750%	9/10/15	Aaa	602,773

225	Freddie Mac Reference Notes	1.000%	6/29/17	Aaa	227,563

235	Freddie Mac Reference Notes	1.000%	7/28/17	Aaa	238,086

825	Freddie Mac Reference Notes, (4)	1.000%	9/29/17	Aaa	833,452

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	314,270

1,015	Freddie Mac Reference Notes	1.250%	8/01/19	Aaa	1,017,428

960	Freddie Mac Reference Notes	1.250%	10/02/19	Aaa	958,013

1,080	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	1,132,963

505	Private Export Funding	4.550%	5/15/15	Aaa	560,102

345	Private Export Funding	2.125%	7/15/16	Aaa	364,089

335	Private Export Funding	1.450%	8/15/19	Aaa	337,806

2,725	Tennessee Valley Authority	6.000%	3/15/13	Aaa	2,796,368

530	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	622,384

430	U.S. Treasury Bonds	8.500%	2/15/20	Aaa	656,758

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	510,606

2,005	U.S. Treasury Notes	2.000%	2/15/22	Aaa	2,085,355
$29,140	Total U.S. Government and Agency Obligations (cost $29,565,191)				30,553,986

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 58.3%

$813	321 Henderson Receivables LLC, Series 2010-1A	5.560%	7/15/59	Aaa	$914,209

749	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	782,299

800	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	807,852

611	Commercial Mortgage Pass Through Certificates 2012-CR2 A1	0.824%	8/17/45	Aaa	614,093

280	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	306,523

1,000	Discover Card Master Trust I 2011-A3 A	0.431%	3/15/17	AAA	1,002,140

673	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	703,680

850	Extended Stay America Trust 2010-EHSA	2.951%	11/05/27	AAA	852,664

909	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	993,049

1,253	Fannie Mae Mortgage Pool AD0486	2.349%	4/01/34	Aaa	1,336,511

295	Fannie Mae Mortgage Pool AD0706	2.306%	3/01/38	Aaa	314,927

862	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	925,566

839	Fannie Mae Mortgage Pool AJ5303	4.000%	11/01/41	Aaa	905,162

1,365	Fannie Mae Mortgage Pool MA0583	4.000%	11/01/40	Aaa	1,472,078

5	Fannie Mae Mortgage Pool 251901	6.500%	8/01/13	Aaa	4,685

10	Fannie Mae Mortgage Pool 252799	7.000%	10/01/14	Aaa	10,328

304	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	335,723

190	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	210,362

185	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	208,498

209	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	227,388

209	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	227,671

347	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	375,224

4	Fannie Mae Mortgage Pool 425550	6.000%	4/01/13	Aaa	3,631

1,827	Fannie Mae Mortgage Pool 464158	3.120%	1/01/15	Aaa	1,907,457

886	Fannie Mae Mortgage Pool 467749	3.240%	4/01/16	Aaa	949,133

9	Fannie Mae Mortgage Pool 556195	6.000%	11/01/13	Aaa	9,329

109	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	118,264

212	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	235,221

640	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	706,781

118	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	129,327

98	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	106,060

179	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	193,465

435	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	475,145

733	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	802,113

521	Fannie Mae Mortgage Pool 819652	2.899%	3/01/35	Aaa	558,855

175	Fannie Mae Mortgage Pool 848390	1.952%	12/01/35	Aaa	182,080

295	Fannie Mae Mortgage Pool 886034	2.693%	7/01/36	Aaa	315,993

383	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	435,821

412	Fannie Mae Mortgage Pool 913187	2.440%	4/01/37	Aaa	440,859

707	Fannie Mae Mortgage Pool 914224	2.843%	3/01/37	Aaa	758,748

531	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	633,650

245	Fannie Mae Mortgage Pool 995949	2.476%	9/01/36	Aaa	259,445

457	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.994%	2/25/42	Aaa	537,763

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$726	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	Aaa	$779,223

1,284	Fannie Mae REMIC Pass-Through Certificates 2010-M4 A1	2.520%	6/25/20	Aaa	1,350,467

1,180	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	1,265,550

898	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	934,953

294	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	298,196

440	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	441,115

346	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	354,775

82	Federal Home Loan Mortgage Corporation, REMIC 2843 BH	4.000%	1/15/18	Aaa	82,058

991	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	1,064,104

613	Freddie Mac Gold Pool 1H1396	2.375%	5/01/37	Aaa	653,168

743	Freddie Mac Gold Pool 780836	2.343%	9/01/33	Aaa	792,910

516	Freddie Mac Gold Pool 848193	2.739%	3/01/36	Aaa	553,022

24	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	26,497

13	Freddie Mac Mortgage Pool, Various E00746	7.000%	9/01/14	Aaa	14,073

7	Freddie Mac Mortgage Pool, Various E72802	6.000%	10/01/13	Aaa	7,493

111	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	129,147

229	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	270,371

1,118	Freddie Mac Mulitfamily Strucured Pass Through Certificates, Series K701	2.776%	6/26/17	Aaa	1,176,348

993	Freddie Mac Multifamily Structured Pass Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	1,082,043

946	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	1,011,924

460	Freddie Mac Structures Pass Through Certificates, Series K-501	1.655%	11/25/16	Aaa	474,797

698	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.713%	3/25/43	Ba3	596,942

1,180	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-4F	5.783%	5/25/35	CC	701,475

88	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	104,131

42	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	43,315

6	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	7,271

853	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	947,234

109	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	127,946

865	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	992,442

243	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	283,461

26	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A	24,551

869	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	910,875

617	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/16/49	Aaa	635,130

918	National Credit Union Adminstration Guaranteed Structured Collateral Notes	1.600%	10/29/20	Aaa	933,853

743	Origen Manufactured Housing Contract Trust Collaterlized Notes Series 2005B	5.990%	1/15/37	A+	790,556

215	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	226,074

151	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	159,804

683	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%	2/10/18	Aaa	756,418

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$808	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	$852,540

206	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%		2/10/15	Aaa	218,470

709	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	769,940
$43,777	Total Asset-Backed and Mortgage-Backed Securities (cost $44,263,135)					46,134,434

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 3.5%

	Money Market Funds – 3.5%

2,802,981	Mount Vernon Securities Lending Prime Portfolio, 0.289% (5), (6)					$2,802,981
	Total Investments Purchased with Collateral from Securities Lending (cost $2,802,981)					2,802,981

Shares	Description (1)	Coupon				Value
	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 3.2%
2,531,489	First American Treasury Obligations Fund, Class Z	0.000%	(5)			$2,531,489
	Total Short-Term Investments (cost $2,531,489)					2,531,489
	Total Investments (cost $80,095,133) – 104.8%					82,959,657
	Other Assets Less Liabilities – (4.8)%					(3,793,027)
	Net Assets – 100%					$79,166,630

Investments in Derivatives at September 30, 2012

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	48	12/12	$10,585,500	$5,139
U.S. Treasury 5-Year Note	Long	61	12/12	7,602,601	29,945
U.S. Treasury 10-Year Note	Long	16	12/12	2,135,750	5,228
U.S. Treasury Long Bond	Short	(14)	12/12	(2,091,250)	5,436
					$45,748

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

24	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$936,767	$—	$936,767
U.S. Government and Agency Obligations	—	30,553,986	—	30,553,986
Asset-Backed and Mortgage-Backed Securities	—	46,134,434	—	46,134,434
Investments Purchased with Collateral from Securities Lending	2,802,981	—	—	2,802,981
Short-Term Investments:
Money Market Funds	2,531,489	—	—	2,531,489
Derivatives:
Futures Contracts**	45,748	—	—	45,748
Total	$5,380,218	$77,625,187	$—	$83,005,405
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$45,748	—	$—
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

September 30, 2012

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $80,095,133.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$3,407,727
Depreciation	(543,203)
Net unrealized appreciation (depreciation) of investments	$2,864,524

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, is out on loan for securities lending.

(5)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 36.4%

	Beverages – 0.3%

$1,725	Anheuser Busch InBev	2.500%	7/15/22	A	$1,749,433
	Capital Markets – 2.4%

3,125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	3,603,247

1,605	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,769,408

2,500	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	2,678,205

2,250	Morgan Stanley, (3)	6.625%	4/01/18	A	2,585,115

4,020	Morgan Stanley, (3)	5.500%	7/28/21	A	4,399,436
13,500	Total Capital Markets				15,035,411
	Chemicals – 0.4%

2,255	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,498,923
	Commercial Banks – 2.6%

2,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	2,095,400

1,245	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	1,312,230

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	2,148,750

925	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	975,875

1,160	ING Bank NV, 144A	3.750%	3/07/17	A+	1,222,298

1,515	Rabobank Nederland	3.875%	2/08/22	AA	1,607,854

1,000	Royal Bank of Scotland Group PLC, (3)	6.400%	10/21/19	A	1,149,200

1,460	Sovereign Bank	8.750%	5/30/18	BBB	1,677,293

3,595	StadsHypotek AB, 144A, (WI/DD)	1.875%	10/02/19	Aaa	3,593,922
14,810	Total Commercial Banks				15,782,822
	Commercial Services & Supplies – 0.2%

1,195	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	1,186,038
	Communications Equipment – 0.5%

2,640	Motorola, Inc.	6.000%	11/15/17	BBB	3,150,816
	Construction & Engineering – 0.4%

2,000	ABB Finance USA Inc., (3)	4.375%	5/08/42	A	2,212,348
	Consumer Finance – 0.3%

1,700	American Express Credit Corporation	2.800%	9/19/16	A+	1,807,491
	Diversified Financial Services – 5.5%

2,500	Bank of America Corporation	5.750%	12/01/17	A	2,876,390

3,270	Bank of America Corporation	5.875%	1/05/21	A	3,772,530

2,000	Citigroup Inc.	4.587%	12/15/15	A	2,170,054

2,090	Citigroup Inc., (3)	6.125%	11/21/17	A	2,459,186

2,000	Citigroup Inc.	4.500%	1/14/22	A	2,195,964

2,395	Countrywide Financial Corporation	6.250%	5/15/16	BBB+	2,611,539

2,720	General Electric Capital Corporation	5.625%	5/01/18	AA+	3,207,696

1,530	General Electric Capital Corporation, (3)	5.300%	2/11/21	AA	1,755,778

2,500	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,340,263

6,935	JPMorgan Chase & Company	4.250%	10/15/20	A+	7,577,139

1,900	JPMorgan Chase & Company, (3)	4.500%	1/24/22	A+	2,107,575
29,840	Total Diversified Financial Services				34,074,114

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Telecommunication Services – 1.3%

$2,250	AT&T, Inc., (3)	5.550%	8/15/41	A2	$2,800,798

3,755	Verizon Communications, (3)	8.750%	11/01/18	A	5,242,577
6,005	Total Diversified Telecommunication Services				8,043,375
	Electric Utilities – 1.1%

1,615	Exelon Generation Co. LLC, 144A	4.250%	6/15/22	Baa1	1,708,788

2,220	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	2,490,378

2,100	Ohio Power Company	6.000%	6/01/16	A–	2,441,735
5,935	Total Electric Utilities				6,640,901
	Electronic Equipment & Instruments – 0.2%

1,205	Ingram Micro Inc.	5.250%	9/01/17	BBB–	1,321,458
	Energy Equipment & Services – 1.2%

2,000	Diamond Offshore Drilling Inc., (3)	5.700%	10/15/39	A–	2,631,996

2,765	Ensco PLC	4.700%	3/15/21	BBB+	3,122,979

1,735	Nabors Industries Inc., (3)	5.000%	9/15/20	BBB	1,909,539
6,500	Total Energy Equipment & Services				7,664,514
	Food Products – 0.2%

1,225	Kraft Foods Inc.	6.500%	8/11/17	Baa2	1,506,119
	Health Care Providers & Services – 1.1%

2,965	Mayo Clinic Rochester	3.774%	11/15/43	AA	2,977,690

2,250	UnitedHealth Group Incorporated	3.875%	10/15/20	A	2,476,123

1,600	Wellpoint Inc., (3)	4.650%	1/15/43	A–	1,632,010
6,815	Total Health Care Providers & Services				7,085,823
	Independent Power Producers & Energy Traders – 0.4%

2,275	Constellation Energy Group	5.150%	12/01/20	BBB+	2,673,983
	Insurance – 4.1%

2,000	AFLAC Insurance, (3)	6.450%	8/15/40	A–	2,462,686

2,660	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	3,093,631

3,000	American International Group, Inc., (3)	8.250%	8/15/18	A–	3,857,730

2,000	Berkshire Hathaway Inc., (3)	2.200%	8/15/16	AA+	2,101,542

3,055	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,466,221

1,985	Liberty Mutual Group Inc., 144A, (3)	5.000%	6/01/21	Baa2	2,098,161

1,545	Lincoln National Corporation	8.750%	7/01/19	A–	2,024,380

1,875	Principal Financial Inc.	4.625%	9/15/42	A3	1,914,525

4,038	Prudential Covered Trust, 144A, (3)	2.997%	9/30/15	A	4,194,652
22,158	Total Insurance				25,213,528
	Media – 3.7%

1,845	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	2,211,227

2,125	CBS Corporation	4.850%	7/01/42	BBB	2,250,135

1,850	DIRECTV Holdings LLC, (3)	3.550%	3/15/15	BBB	1,959,352

1,640	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	1,864,357

1,460	Discovery Communications Inc.	5.050%	6/01/20	BBB	1,701,788

2,500	NBC Universal Media LLC	6.400%	4/30/40	BBB+	3,173,113

1,560	NBC Universal Media LLC, (WI/DD)	4.450%	1/15/43	BBB+	1,554,680

2,420	News America Holdings Inc.	6.650%	11/15/37	BBB+	3,070,842

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)

$2,500	Time Warner Cable Inc.	5.875%	11/15/40	BBB	$2,939,848

2,075	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,176,675
19,975	Total Media				22,902,017
	Metals & Mining – 3.3%

2,965	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	3,112,230

1,805	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	1,823,050

2,000	ArcelorMittal, (3)	5.500%	8/05/20	Baa3	1,923,878

3,000	BHP Billiton Finance Limited	3.250%	11/21/21	A+	3,180,891

1,230	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	1,231,242

2,625	Newmont Mining Corporation	3.500%	3/15/22	BBB+	2,662,855

3,000	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,986,641

1,250	Teck Resources Limited	6.250%	7/15/41	BBB	1,360,434

1,940	Vale Overseas Limited	4.625%	9/15/20	A–	2,068,506
19,815	Total Metals & Mining				20,349,727
	Oil, Gas & Consumable Fuels – 2.8%

1,385	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,669,781

1,820	Cenovus Energy Inc.	4.450%	9/15/42	BBB+	1,898,253

2,500	EOG Resources Inc., (3)	4.100%	2/01/21	A–	2,841,853

1,460	Husky Energy Inc.	6.200%	9/15/17	BBB+	1,727,793

795	Husky Energy Inc.	7.250%	12/15/19	BBB+	1,021,976

1,685	Marathon Petroleum Corporation, (3)	6.500%	3/01/41	BBB	2,064,196

2,385	Petrobras International Finance Company	5.375%	1/27/21	A3	2,687,348

1,455	Southwestern Energy Company, 144A	4.100%	3/15/22	BBB–	1,544,323

1,275	SunCor Energy Inc., (3)	6.100%	6/01/18	BBB+	1,572,497
14,760	Total Oil, Gas & Consumable Fuels				17,028,020
	Paper & Forest Products – 0.4%

2,000	Celulosa Arauco Y Constitucion, (3)	5.625%	4/20/15	BBB+	2,163,068
	Pharmaceuticals – 0.6%

1,830	Merck & Company Inc.	2.250%	1/15/16	AA	1,921,414

2,000	Watson Pharmaeuticals Inc.	3.250%	10/01/22	BBB+	2,025,616
3,830	Total Pharmaceuticals				3,947,030
	Real Estate Investment Trust – 0.4%

1,885	Prologis Inc.	6.875%	3/15/20	Baa2	2,287,538
	Road & Rail – 0.6%

1,785	Burlington Northern Santa Fe Corporation, (3)	4.375%	9/01/42	A3	1,888,553

1,500	Union Pacific Corporation	5.750%	11/15/17	A–	1,787,378
3,285	Total Road & Rail				3,675,931
	Semiconductors & Equipment – 0.6%

1,855	Applied Materials Inc.	4.300%	6/15/21	A–	2,101,073

1,250	Intel Corporation	4.800%	10/01/41	A+	1,462,168
3,105	Total Semiconductors & Equipment				3,563,241
	Thrifts & Mortgage Finance – 0.3%

1,780	WEA Finance LLC, 144A, (3)	4.625%	5/10/21	A2	1,943,210
	Tobacco – 0.7%

439	Altria Group Inc.	9.700%	11/10/18	Baa1	628,780

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Tobacco (continued)

$1,365	Altria Group Inc.	4.750%	5/05/21	Baa1	$1,561,654

1,815	Lorillard Tobacco	8.125%	6/23/19	Baa2	2,340,613
3,619	Total Tobacco				4,531,047
	Transportation Infrastructure – 0.4%

2,450	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	2,631,217
	Wireless Telecommunication Services – 0.4%

2,405	American Tower Company	5.050%	9/01/20	Baa3	2,683,994
$200,692	Total Corporate Bonds (cost $207,624,681)				225,353,137

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 1.0%

	Capital Markets – 0.1%

$1,165	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$877,431
	Commercial Banks – 0.4%

2,220	Wachovia Capital Trust III	5.570%	N/A(9)	BBB+	2,195,025
	Insurance – 0.5%

1,650	Catlin Insurance Company Limited	7.249%	N/A(9)	BBB+	1,610,813

1,530	ZFS Finance USA Trust V	6.500%	5/09/37	A	1,617,975
3,180	Total Insurance				3,228,788
$6,565	Total Capital Preferred Securities (cost $5,974,467)				6,301,244

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 1.1%

	Illinois – 0.7%

$3,735	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A	$4,234,183
	Nevada – 0.4%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,651,350
$6,235	Total Municipal Bonds (cost $6,235,000)				6,885,533

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.7%

$10,000	Fannie Mae Notes, (3)	0.750%	12/19/14	Aaa	$10,092,400

3,160	Fannie Mae Notes, (3)	1.250%	9/28/16	Aaa	3,245,949

3,580	Federal National Mortgage Association	1.000%	9/23/13	Aaa	3,606,907

4,595	Federal National Mortgage Association, (3)	2.375%	7/28/15	Aaa	4,850,160

6,655	Freddie Mac Reference Notes	2.000%	8/25/16	Aaa	7,020,173

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,391,942

60	Freddie Mac Reference Notes, (3)	1.750%	5/30/19	Aaa	62,133

1,275	U.S. Treasury Bonds	4.750%	2/15/41	Aaa	1,786,793

2,050	U.S. Treasury Bonds	3.125%	2/15/42	Aaa	2,180,688

100	U.S. Treasury Notes	4.250%	11/15/13	Aaa	104,531

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$475	U.S. Treasury Notes	4.250%	11/15/14	Aaa	$515,004

1,375	U.S. Treasury Notes	2.375%	2/28/15	Aaa	1,444,179

2,160	U.S. Treasury Notes, (3)	1.250%	8/31/15	Aaa	2,218,726

45	U.S. Treasury Notes	4.500%	2/15/16	Aaa	51,230

1,085	U.S. Treasury Notes, (3)	1.375%	1/15/13	Aaa	1,088,899

16,685	U.S. Treasury Notes	0.250%	2/28/14	Aaa	16,692,825

280	U.S. Treasury Notes	0.875%	11/30/16	Aaa	284,528

135	U.S. Treasury Notes	0.875%	1/31/17	Aaa	137,067

4,530	U.S. Treasury Notes	0.625%	8/31/17	Aaa	4,532,831

2,515	U.S. Treasury Notes	3.125%	5/15/21	Aaa	2,874,959

2,715	U.S. Treasury Notes	2.000%	11/15/21	Aaa	2,834,417

3,000	U.S. Treasury Notes	2.000%	2/15/22	Aaa	3,120,234

1,000	U.S. Treasury Notes	1.750%	5/15/22	Aaa	1,014,063
$69,530	Total U.S. Government and Agency Obligations (cost $70,335,057)				72,150,638

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 48.4%

$1,912	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,997,736

2,955	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	2,984,550

4,041	American Home Mortgage Advance Trust, Series 2011-SART-1	3.370%	5/10/43	AAA	4,041,000

4,415	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,497,931

4	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Serioes 1997-3	6.960%	3/25/27	A1	3,840

3,570	Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.585%	5/17/60	AAA	3,582,756

4,340	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	4,531,585

499	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (3)	5.205%	12/11/49	AAA	508,569

4,895	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	5,017,126

1,815	Commercial Mortgage Pass-Through Certificates, Series2006-CN2A	5.449%	2/05/19	AAA	1,821,862

3	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	3,280

86	DT Auto Owner Trust 2011-2A	0.960%	1/15/14	AAA	85,833

7,045	Extended Stay America Trust 2010-EHSA	2.951%	11/05/27	AAA	7,068,392

5,496	Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	5,928,654

6,551	Fannie Mae Mortgage Pool AB3194	4.500%	6/01/41	Aaa	7,126,142

2,203	Fannie Mae Mortgage Pool AD0706	2.306%	3/01/38	Aaa	2,351,219

5,426	Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	5,891,266

2,543	Fannie Mae Mortgage Pool AE0058	2.356%	7/01/36	Aaa	2,711,632

8,742	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	9,384,521

1,933	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	2,085,167

5,692	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	6,140,187

2,596	Fannie Mae Mortgage Pool AH5583	4.500%	2/01/41	Aaa	2,823,211

5,715	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	6,166,573

4,408	Fannie Mae Mortgage Pool AJ4052	4.000%	10/01/41	Aaa	4,756,837

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$8,649	Fannie Mae Mortgage Pool AJ5303	4.000%	11/01/41	Aaa	$9,332,530

7,183	Fannie Mae Mortgage Pool AJ7547	4.000%	1/01/42	Aaa	7,751,514

3,052	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	3,313,826

6,723	Fannie Mae Mortgage Pool AL1597	6.000%	7/01/40	Aaa	7,441,450

8,780	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	9,239,098

6,077	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	6,600,741

4,947	Fannie Mae Mortgage Pool 256101	5.500%	2/01/36	Aaa	5,455,370

728	Fannie Mae Mortgage Pool 725111	2.348%	9/01/33	Aaa	781,204

2,617	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	2,875,876

2,847	Fannie Mae Mortgage Pool 725250	5.000%	3/01/34	Aaa	3,129,375

4,615	Fannie Mae Mortgage Pool 735402	5.000%	4/01/35	Aaa	5,071,857

3,462	Fannie Mae Mortgage Pool 819652	2.899%	3/01/35	Aaa	3,714,620

465	Fannie Mae Mortgage Pool 848390	1.952%	12/01/35	Aaa	485,547

3,304	Fannie Mae Mortgage Pool 879906	2.930%	10/01/33	Aaa	3,567,355

1,051	Fannie Mae Mortgage Pool 886034	2.693%	7/01/36	Aaa	1,123,994

4,508	Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	4,926,636

6,323	Fannie Mae Mortgage Pool 995838	5.500%	5/01/39	Aaa	6,934,225

934	Fannie Mae Mortgage Pool 995949	2.476%	9/01/36	Aaa	990,249

8	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	9,180

423	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-30 AE	3.900%	10/25/17	Aaa	424,151

1,991	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-52 NF	0.617%	6/25/23	Aaa	1,999,118

6,100	Fannie Mae TBA Mortgage Pool, (WI/DD)	5.500%	TBA	Aaa	6,687,125

6,040	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	6,537,357

1,920	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	2,068,500

215	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	230,588

9	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	10,317

23	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	24,907

1,288	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.721%	2/15/19	Aaa	1,294,187

2,751	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	2,938,821

841	Federal Home Loan Mortgage Corporation, REMIC 2755 FO	0.671%	4/15/32	Aaa	841,827

983	Federal Home Loan Mortgage Corporation, REMIC 3555 DA	4.000%	12/15/14	Aaa	991,182

697	Federal Home Loan Mortgage Corporation, REMIC 3555 EA	4.000%	12/15/14	Aaa	702,087

2,689	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.855%	10/19/54	AAA	2,729,136

6,071	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	6,522,266

5,163	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	5,626,484

4,232	Freddie Mac Gold Pool Q03085	4.000%	9/01/41	Aaa	4,557,087

529	Freddie Mac Gold Pool 786281	2.489%	1/01/28	Aaa	568,965

556	Freddie Mac Gold Pool 847190	2.276%	4/01/29	Aaa	595,460

1,769	Freddie Mac Gold Pool 847209	2.273%	10/01/30	Aaa	1,888,808

482	Freddie Mac Gold Pool 847161	2.335%	5/01/31	Aaa	516,016

1,359	Freddie Mac Gold Pool 847210	2.333%	9/01/33	Aaa	1,455,321

2,587	Freddie Mac Gold Pool 848282	2.430%	6/01/38	Aaa	2,763,332

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,581	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	$1,622,124

5,600	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	6,080,477

5,971	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	6,552,443

3,750	GraceChurch Card PLC. Series 2012-1A.	0.921%	2/15/17	AAA	3,771,045

25	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1996-9	7.200%	9/15/28	AAA	25,664

5,000	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	5,052,085

3,613	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,788,306

2,462	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,363,744

3,200	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	3,770,595

182	RBSSP Resecuritization Trust 2009-8	0.357%	3/26/37	Aaa	180,360

2,040	RBSSP Resecuritization Trust 2010-10	0.347%	9/26/36	N/R	1,769,726

3,286	RBSSP Resecuritization Trust 2010-4	0.327%	3/26/36	A	3,087,513

1,519	RBSSP Resecuritization Trust 2010-8	0.547%	7/26/36	N/R	1,442,656

1,408	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	1,478,176

4,741	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.074%	10/14/14	Aaa	4,748,389

219	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.877%	8/25/34	Ba3	217,174

1,196	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	1,271,979

5,036	U.S. Small Business Administration Guranteed Participating Securities, Partificpation Certificates, Series 2010-P10B	3.215%	9/10/20	Aaa	5,210,901

4,543	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	4,935,507

88	Vericrest Opportunity Loan Transferee, Series 2011-NL2A	5.682%	6/25/51	Baa2	87,575

6,000	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	4.004%	9/13/28	AAA	6,802,854

1,508	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.301%	6/15/20	Aaa	1,444,653

3,868	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	3,867,248

545	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2003-J	4.427%	10/25/33	AAA	552,923

3,220	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	3,682,788
$282,477	Total Asset-Backed and Mortgage-Backed Securities (cost $292,160,331)				300,034,463

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.3%

	Mexico – 0.3%

$1,400	United Mexican States	5.625%	1/15/17	Baa1	$1,636,600
$1,400	Total Sovereign Debt (cost $1,387,694)				1,636,600

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2012

Shares	Description (1)				Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.3%

	Money Market Funds – 10.3%

63,830,347	Mount Vernon Securities Lending Prime Portfolio, 0.289% (5), (6)				$63,830,347
	Total Investments Purchased with Collateral from Securities Lending (cost $63,830,347)				63,830,347

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 4.1%

	Money Market Funds – 3.8%

23,572,677	First American Treasury Obligations Fund, Class Z	0.000%(5)	N/A	N/A	$23,572,678
	U.S. Government and Agency Obligations – 0.3%

$845	U.S. Treasury Bills, (7)	0.103%	2/07/13	Aaa	844,690

950	U.S. Treasury Bills, (7)	0.128%	3/07/13	Aaa	949,461
$1,795	Total U.S. Government and Agency Obligations				1,794,151
	Total Short-Term Investments (cost $25,366,542)				25,366,829
	Total Investments (cost $672,914,119) – 113.3%				701,558,791
	Other Assets Less Liabilities – (13.3)% (8)				(82,283,196)
	Net Assets – 100%				$619,275,595

Investments in Derivatives at September 30, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (8)
JPMorgan	$17,000,000	Receive	3-Month USD-LIBOR	0.641%	Semi-Annually	1/12/14	$(73,951)	$(73,951)
JPMorgan	5,000,000	Receive	3-Month USD-LIBOR	3.858	Semi-Annually	1/19/20	(964,123)	(964,123)
UBS	8,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(422,715)	(422,715)
								$(1,460,789)
*	Annualized

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	278	12/12	$61,307,690	$27,532
U.S. Treasury 5-Year Note	Short	(126)	12/12	(15,703,734)	(46,527)
U.S. Treasury 10-Year Note	Short	(317)	12/12	(42,314,548)	(194,587)
U.S. Treasury Long Bond	Long	108	12/12	16,132,500	(54,582)
U.S. Treasury Ultra Bond	Long	15	12/12	2,478,281	(20,308)
					$(288,472)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

34	Nuveen Investments

liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Bonds	$—	$225,353,137	$—	$225,353,137
Capital Preferred Securities	—	6,301,244	—	6,301,244
Municipal Bonds	—	6,885,533	—	6,885,533
U.S. Government and Agency Obligations	—	72,150,638	—	72,150,638
Asset-Backed and Mortgage-Backed Securities	—	300,034,463	—	300,034,463
Sovereign Debt	—	1,636,600	—	1,636,600
Investments Purchased with Collateral from Securities Lending	63,830,347	—	—	63,830,347
Short-Term Investments:
Money Market Funds	23,572,678	—	—	23,572,678
U.S. Government and Agency Obligations	—	1,794,151	—	1,794,151
Derivatives:
Interest Rate Swaps**	—	(1,460,789)	—	(1,460,789)
Futures Contracts**	(288,472)	—	—	(288,472)
Total	$87,114,553	$612,694,977	$—	$699,809,530
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

September 30, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$27,532		$—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	(316,004)	—	—
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(1,460,789)
Total			$(288,472)		$(1,460,789)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $672,914,119.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$29,358,421
Depreciation	(713,749)
Net unrealized appreciation (depreciation) of investments	$28,644,672

36	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(5)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

(9)	Perpetual security. Maturity date is not applicable.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 46.9%

	Airlines – 1.0%

$2,540	Delta Air Lines Pass Through Certificates Series 2012-1A	4.750%	5/07/20	A–	$2,632,075

2,509	Delta Airlines, (3)	5.300%	4/15/19	A–	2,722,062

2,000	JetBlue Airways Pass Through Trust, Series 2004-1	0.809%	3/15/14	BB+	1,930,000

1,442	US Airways Pass Through Trust, Pass Through Certificates, Series 2001	7.076%	3/20/21	BB	1,474,936
8,491	Total Airlines				8,759,073
	Auto Components – 0.3%

1,500	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,395,000

1,000	TRW Automotive Inc., 144A	8.875%	12/01/17	BBB–	1,102,500
2,500	Total Auto Components				2,497,500
	Automobiles – 0.9%

400	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B	424,000

2,840	Daimler Finance NA LLC, 144A	2.300%	1/09/15	A–	2,913,616

1,000	General Motors Corporation, 144A, (3)	4.750%	8/15/17	BB	1,025,310

3,360	Volkswagen International Finance NV, 144A	1.625%	3/22/15	A–	3,415,222
7,600	Total Automobiles				7,778,148
	Beverages – 1.0%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,581,197

1,500	Constellation Brands Inc.	8.375%	12/15/14	BB+	1,700,625

2,560	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	Baa1	2,711,409

1,445	SABMiller Holdings Inc., 144A	1.850%	1/15/15	BBB+	1,478,924
7,740	Total Beverages				8,472,155
	Biotechnology – 0.3%

2,000	Genentech Inc.	4.750%	7/15/15	AA	2,225,328
	Building Products – 0.3%

750	Hanson Limted	6.125%	8/15/16	BB+	810,000

2,000	Masco Corporation	6.125%	10/03/16	BBB–	2,201,282
2,750	Total Building Products				3,011,282
	Capital Markets – 4.0%

1,225	Credit Suisse New York	5.500%	5/01/14	A+	1,308,268

920	Deutsche Bank London	4.875%	5/20/13	A+	944,725

2,000	Deutsche Bank London	3.875%	8/18/14	A+	2,101,168

2,000	E*Trade Financial Corporation, (3)	6.750%	6/01/16	B2	2,105,000

4,640	Goldman Sachs Group, Inc.	1.439%	2/07/14	A	4,637,638

9,300	Goldman Sachs Group, Inc., (3)	3.625%	2/07/16	A	9,810,477

4,000	Morgan Stanley	2.052%	1/24/14	A	4,013,392

2,645	Morgan Stanley	4.100%	1/26/15	A	2,739,011

2,650	UBS AG Stamford	2.250%	8/12/13	A	2,684,389

3,875	UBS AG Stamford	1.447%	1/28/14	A	3,890,725

1,000	UBS AG Stamford	3.875%	1/15/15	A	1,059,872
34,255	Total Capital Markets				35,294,665
	Chemicals – 1.1%

2,000	Dow Chemical Company, (3)	2.500%	2/15/16	BBB	2,084,040

3,275	Huntsman International LLC, (3)	5.500%	6/30/16	BB–	3,291,375

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals (continued)

$2,000	Ineos Finance PLC, 144A, (3)	9.000%	5/15/15	B+	$2,115,000

1,875	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	2,031,656
9,150	Total Chemicals				9,522,071
	Commercial Banks – 5.9%

5,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	5,238,500

800	Banco do Nordeste do Brasil, 144A, (3)	3.625%	11/09/15	BBB	820,000

6,180	Bank of Montreal, 144A, (3)	1.300%	10/31/14	AAA	6,294,330

3,615	Barlcays Bank PLC	5.000%	9/22/16	A+	4,014,866

2,315	BB&T Corporation	3.200%	3/15/16	A+	2,486,370

1,300	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	1,371,500

2,000	CIT Group Inc., 144A, (3)	4.750%	2/15/15	BB–	2,085,000

2,000	Credit Agricole SA, 144A, (WI/DD)	3.000%	10/01/17	A+	1,993,376

1,550	Fifth Third Bancorp.	3.625%	1/25/16	A–	1,672,059

1,500	ING Bank NV, 144A	3.750%	3/07/17	A+	1,580,558

2,760	National Australia Bank, 144A	3.000%	7/27/16	Aa2	2,918,314

2,000	Nordea Bank AB, 144A, (3)	2.125%	1/14/14	AA–	2,022,200

1,000	Rabobank Nederland Utrec	3.375%	1/19/17	AA	1,061,410

1,400	Rabobank Nederland	3.200%	3/11/15	AA	1,466,128

2,500	Regions Financial Corporation	7.750%	11/10/14	BBB–	2,781,250

2,000	Royal Bank of Scotland Group PLC	2.550%	9/18/15	A	2,024,064

2,000	Santander SA	2.485%	1/18/13	A–	1,990,040

3,750	Societe Generale, 144A, (3)	2.500%	1/15/14	A+	3,758,250

2,000	Wells Fargo & Company	3.750%	10/01/14	AA–	2,121,426

3,755	Wells Fargo & Company	3.676%	6/15/16	AA–	4,087,393
49,425	Total Commercial Banks				51,787,034
	Commercial Services & Supplies – 0.7%

4,000	International Lease Finance Corporation	4.875%	4/01/15	BBB–	4,157,648

1,815	Waste Management Inc., (3)	2.600%	9/01/16	BBB	1,905,249
5,815	Total Commercial Services & Supplies				6,062,897
	Computers & Peripherals – 0.7%

3,510	Hewlett Packard Company	3.000%	9/15/16	A	3,627,501

2,000	Seagate HDD Cayman, (3)	7.750%	12/15/18	BB+	2,210,000
5,510	Total Computers & Peripherals				5,837,501
	Construction & Engineering – 0.4%

1,000	ABB Finance USA Inc.	1.625%	5/08/17	A	1,016,160

2,665	Caterpillar Financial Services Corporation	1.100%	5/29/15	A	2,697,364
3,665	Total Construction & Engineering				3,713,524
	Consumer Finance – 1.2%

1,000	Ally Financial Inc.	4.625%	6/26/15	BB–	1,025,497

505	Ally Financial Inc.	5.500%	2/15/17	BB–	527,868

2,980	American Express Credit Corporation	7.300%	8/20/13	A+	3,157,346

1,635	American Express Credit Corporation	1.750%	6/12/15	A+	1,672,396

2,000	American Honda Finance Limited, 144A	1.450%	2/27/15	A+	2,031,794

1,915	Capital One Financial Corporation	2.125%	7/15/14	A–	1,953,999
10,035	Total Consumer Finance				10,368,900

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Containers & Packaging – 0.2%

$2,000	Berry Plastics Corporation	8.250%	11/15/15	B1	$2,092,500
	Diversified Financial Services – 6.2%

3,000	Bank of America Corporation	1.867%	1/30/14	A	3,021,507

10,010	Bank of America Corporation	4.500%	4/01/15	A	10,722,672

12,390	Citigroup Inc.	4.587%	12/15/15	A	13,443,485

2,000	Ford Motor Credit Company	2.750%	5/15/15	Baa3	2,039,674

5,130	General Electric Capital Corporation, (3)	3.750%	11/14/14	AA+	5,437,646

4,500	General Electric Capital Corporation, (3)	2.300%	4/27/17	AA+	4,625,730

1,675	ING Bank NV, 144A	4.000%	3/15/16	A+	1,771,229

4,500	JPMorgan Chase & Company	5.150%	10/01/15	A	4,978,080

4,500	JPMorgan Chase & Company	3.150%	7/05/16	A+	4,759,601

2,970	National Rural Utilities Cooperative Finance Corporation	1.900%	11/01/15	A+	3,063,796
50,675	Total Diversified Financial Services				53,863,420
	Diversified Telecommunication Services – 1.3%

2,250	AT&T, Inc., (3)	2.500%	8/15/15	A2	2,364,210

2,500	British Telecommunications PLC	2.000%	6/22/15	BBB	2,570,428

1,500	Citizens Communications Company, (3)	6.625%	3/15/15	BB+	1,627,500

2,000	Qwest Corporation, (3)	7.500%	10/01/14	BBB–	2,231,138

2,500	Verizon Wireless Capital LLC	5.550%	2/01/14	A2	2,659,253
10,750	Total Diversified Telecommunication Services				11,452,529
	Electric Utilities – 0.2%

1,640	Commonwealth Edison Company, First Mortgage	1.625%	1/15/14	A–	1,661,664

200	Exelon Generation Co. LLC	5.350%	1/15/14	Baa1	210,825
1,840	Total Electric Utilities				1,872,489
	Electronic Equipment & Instruments – 0.2%

1,410	Tyco Electronics Group SA	1.600%	2/03/15	BBB+	1,431,094
	Energy Equipment & Services – 1.2%

1,000	Cameron International Corporation	1.600%	4/30/15	BBB+	1,013,730

3,000	Ensco PLC	3.250%	3/15/16	BBB+	3,200,709

245	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	260,313

1,825	Noble Holding International Limited	3.450%	8/01/15	A–	1,930,540

2,000	Pacific Drilling SA	8.250%	2/23/15	N/R	2,045,000

2,100	Transocean Inc.	4.950%	11/15/15	BBB–	2,299,042
10,170	Total Energy Equipment & Services				10,749,334
	Food & Staples Retailing – 0.1%

1,000	Supervalu Inc., (3)	8.000%	5/01/16	B–	892,500
	Food Products – 0.6%

2,000	Kellogg Company	1.125%	5/15/15	BBB+	2,018,978

3,000	Sara Lee Corporation	2.750%	9/15/15	BBB	3,098,307
5,000	Total Food Products				5,117,285
	Gas Utilities – 0.2%

50	Ferrellgas LP	6.500%	5/01/21	B2	48,375

1,266	Suburban Propane Partners LP	7.500%	10/01/18	BB–	1,354,620
1,316	Total Gas Utilities				1,402,995

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Equipment & Supplies – 0.3%

$2,000	Boston Scientific Corporation	6.250%	11/15/15	BBB–	$2,268,002
	Health Care Providers & Services – 1.6%

2,560	Covidien International Finance SA	1.350%	5/29/15	A	2,592,991

3,500	Express Scripts Holding Company, 144A	3.500%	11/15/16	BBB+	3,783,934

2,000	HCA Inc.	6.375%	1/15/15	B+	2,155,000

1,000	HCA Inc.	8.500%	4/15/19	BB+	1,127,500

2,630	Saint Jude Medical Inc.	2.200%	9/15/13	A	2,667,719

1,750	Wellpoint Inc.	1.875%	1/15/18	A–	1,763,377
13,440	Total Health Care Providers & Services				14,090,521
	Hotels, Restaurants & Leisure – 1.0%

2,000	CityCenter Holdings Finance, (3)	7.625%	1/15/16	B1	2,135,000

2,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,150,000

2,600	Wynn Las Vegas LLC Corporation, (3)	7.875%	11/01/17	BBB–	2,834,000

1,750	Wynn Las Vegas LLC Corporation, (3)	7.750%	8/15/20	BBB–	1,946,875
8,350	Total Hotels, Restaurants & Leisure				9,065,875
	Independent Power Producers & Energy Traders – 0.5%

2,000	AES Corporation	9.750%	4/15/16	BB	2,390,000

2,000	RRI Energy Inc., (3)	7.625%	6/15/14	BB–	2,135,000
4,000	Total Independent Power Producers & Energy Traders				4,525,000
	Industrial Conglomerates – 0.2%

1,500	Calpine Corporation	7.250%	10/15/17	BB	1,601,250
	Insurance – 2.0%

3,380	AFLAC Insurance	2.650%	2/15/17	A–	3,546,303

1,450	American International Group, Inc.	3.650%	1/15/14	A–	1,492,830

4,030	American International Group, Inc., (3)	4.250%	9/15/14	A–	4,255,753

2,000	Hartford Financial Services Group Inc.	4.000%	3/30/15	BBB	2,108,844

2,000	Lincoln National Corporation	4.300%	6/15/15	A–	2,136,726

4,000	Prudential Covered Trust, 144A	2.997%	9/30/15	A	4,155,692
16,860	Total Insurance				17,696,148
	IT Services – 0.3%

2,500	Computer Sciences Corporation	2.500%	9/15/15	BBB	2,537,208
	Life Sciences Tools & Services – 0.4%

1,250	Thermo Fischer Scientific Inc.	3.200%	5/01/15	A–	1,320,198

1,745	Thermo Fischer Scientific Inc.	2.250%	8/15/16	A–	1,811,193
2,995	Total Life Sciences Tools & Services				3,131,391
	Media – 1.6%

1,570	DIRECTV Holdings LLC	3.550%	3/15/15	BBB	1,662,801

2,000	DIRECTV Holdings LLC, (3)	3.125%	2/15/16	BBB	2,105,480

4,000	NBC Universal Media LLC	3.650%	4/30/15	BBB+	4,278,504

1,000	News America Holdings Inc., (3)	5.300%	12/15/14	BBB+	1,100,471

250	Sirius XM Radio Inc., 144A	8.750%	4/01/15	BB	284,375

1,000	TCM Sub LLC	3.550%	1/15/15	A–	1,052,575

1,025	Time Warner Cable Inc.	8.250%	2/14/14	BBB	1,128,065

2,140	Vivendi SA	2.400%	4/10/15	BBB	2,168,415

500	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB	552,500
13,485	Total Media				14,333,186

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 2.1%

$2,000	APERAM, 144A	7.375%	4/01/16	BB–	$1,710,000

3,680	ArcelorMittal, (3)	4.000%	3/01/16	Baa3	3,633,706

760	BHP Billiton Finance Limited, (3)	1.000%	2/24/15	A+	767,606

2,400	Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	A1	2,504,640

1,500	Evraz Group S.A, 144A	8.250%	11/10/15	BB–	1,639,005

2,155	Freeport McMoRan Copper & Gold, Inc.	1.400%	2/13/15	BBB	2,170,522

1,735	Rio Tinto Finance USA PLC	1.625%	8/21/17	A–	1,738,482

2,000	United States Steel Corporation, (3)	6.050%	6/01/17	BB	1,985,000

2,500	Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB+	2,614,918
18,730	Total Metals & Mining				18,763,879
	Multi-Utilities – 0.2%

1,500	Duke Energy Corporation	3.950%	9/15/14	BBB+	1,590,033
	Oil, Gas & Consumable Fuels – 4.7%

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,205,618

1,500	Atlas Pipeline LP Finance	8.750%	6/15/18	B	1,612,500

2,550	BP Capital Markets PLC	1.008%	3/11/14	A	2,568,794

2,000	El Paso Pipeline Partners Operating Company LLC	4.100%	11/15/15	BBB–	2,125,758

2,680	EnCana Corporation	4.750%	10/15/13	BBB	2,782,172

3,000	Enterprise Products Operating LP	5.600%	10/15/14	BBB	3,277,707

1,500	Kinder Morgan Finance Company ULC, (3)	5.700%	1/05/16	BB	1,619,228

3,000	Marathon Petroleum Corporation	3.500%	3/01/16	BBB	3,181,065

3,275	MidAmerican Energy Company	4.650%	10/01/14	A2	3,514,514

1,410	Petrobras International Finance Company, (3)	2.875%	2/06/15	A3	1,449,235

2,500	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,840,208

4,345	Phillips 66, 144A, (3)	2.950%	5/01/17	Baa1	4,596,558

2,000	Plains Exploration & Production Company, (3)	7.625%	6/01/18	BB–	2,130,000

2,000	Regency Energy Partners Finance	6.500%	7/15/21	BB	2,140,000

2,000	Sabine Pass LNG LP	7.500%	11/30/16	BB+	2,160,000

1,180	Shell International Finance BV, (3)	3.250%	9/22/15	Aa1	1,274,872

2,500	TransCapitalInvest LP, 144A	7.700%	8/07/13	Baa1	2,628,750
38,440	Total Oil, Gas & Consumable Fuels				41,106,979
	Pharmaceuticals – 0.7%

3,600	Merck & Company Inc.	2.250%	1/15/16	AA	3,779,831

2,000	Watson Pharmaeuticals Inc., 144A	1.875%	10/01/17	BBB+	2,022,258
5,600	Total Pharmaceuticals				5,802,089
	Real Estate Investment Trust – 1.8%

2,000	DuPont Fabros Technology LP	8.500%	12/15/17	Ba1	2,205,000

2,000	First Industrial Realty Trust	5.950%	5/15/17	BB	2,126,026

2,385	HCP Inc.	2.700%	2/01/14	BBB+	2,435,073

3,395	Health Care REIT Inc.	3.625%	3/15/16	Baa2	3,583,511

750	Omega Healthcare Investors Inc.	6.750%	10/15/22	BBB–	828,750

2,000	Simon Property Group, L.P.	4.200%	2/01/15	A–	2,129,968

2,000	Ventas Realty LP	3.125%	11/30/15	BBB+	2,084,110
14,530	Total Real Estate Investment Trust				15,392,438

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Semiconductors & Equipment – 0.1%

$1,000	National Semiconductor Corporation	3.950%	4/15/15	A+	$1,085,205
	Specialty Retail – 0.3%

2,440	Home Depot, Inc.	5.400%	3/01/16	A–	2,823,001
	Tobacco – 0.2%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	BBB+	2,046,031
	Trading Companies & Distributors – 0.1%

1,000	GATX Corporation	4.750%	5/15/15	BBB	1,070,858
	Transportation Infrastructure – 0.2%

2,000	Penske Truck Leasing, 144A	3.125%	5/11/15	BBB+	2,046,161
	Wireless Telecommunication Services – 0.6%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,081,177

2,000	Crown Castle Towers LLC	4.523%	1/15/15	A2	2,125,987

750	UPC Germany GmbH	8.125%	12/01/17	BB–	806,248
4,750	Total Wireless Telecommunication Services				5,013,412
$390,217	Total Corporate Bonds (cost $399,150,972)				410,192,891

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 3.8%

	Arizona – 0.6%

	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Taxable Series 2011:

$2,800	2.302%, 7/01/14		No Opt. Call	AA	$2,836,540

2,000	2.828%, 7/01/15		No Opt. Call	AA	2,051,780
4,800	Total Arizona				4,888,320
	California – 0.5%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	A1	1,176,202

	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Taxable Second Series 2011E:
1,000	1.507%, 5/01/13		No Opt. Call	A+	1,005,960
2,640	2.021%, 5/01/14		No Opt. Call	A+	2,682,794
4,655	Total California				4,864,956
	Guam – 0.3%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:
1,155	2.933%, 1/01/17		No Opt. Call	A	1,160,267
1,190	3.301%, 1/01/18		No Opt. Call	A	1,191,726
2,345	Total Guam				2,351,993
	Massachusetts – 0.4%

	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project Series 3011B:
3,260	1.910%, 7/01/14		No Opt. Call	A	3,286,830
400	3.230%, 7/01/15		No Opt. Call	A	408,372
3,660	Total Massachusetts				3,695,202
	Michigan – 0.1%

1,260	Wayne County, Michigan, General Obligation Bonds, Taxable Notes Series 2011, 5.000%, 9/15/13		No Opt. Call	BBB+	1,264,763

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	Minnesota – 0.5%

$4,000	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Taxable Series 2011A, 2.643%, 3/01/14		No Opt. Call	A	$4,056,040
	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,651,350
	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,629,642
	Pennsylvania – 0.2%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16 (WI/DD, Settling 10/02/12)		No Opt. Call	Baa2	1,502,280
	Texas – 0.7%

1,500	Dallas Fort Worth International Airport Facility Improvement Corporation, Texas, Learjet Inc. Project, Revenue Bonds, Series 2001-A1, 6.150%, 1/01/16 (Alternative Minimum Tax)		1/13 at 100.00	Ba2	1,502,820

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Taxable Series 2011E, 1.770%, 11/01/14		No Opt. Call	A+	5,019,149
6,500	Total Texas				6,521,969
$32,690	Total Municipal Bonds (cost $32,935,726)				33,426,515

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.8%

$5,400	Federal Home Loan Bank Bonds	1.500%	1/16/13	Aaa	$5,420,455

15,000	Federal Home Loan Bank Bonds	1.375%	5/28/14	Aaa	15,296,745

1,800	U.S. Treasury Notes	1.375%	5/15/13	Aaa	1,813,500

380	U.S. Treasury Notes	1.875%	2/28/14	Aaa	388,862

1,310	U.S. Treasury Notes	1.500%	6/30/16	Aaa	1,362,196

55	U.S. Treasury Securities, STRIPS (P/O)	0.000%	5/15/14	Aaa	54,796
$23,945	Total U.S. Government and Agency Obligations (cost $24,196,745)				24,336,554

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.7%

$5,500	Ally Auto Receivables Trust 2012-3	0.700%	1/15/15	AAA	$5,515,549

2,580	Ally Auto Receivables Trust, Asset Backed Notes, Series 2010-1	2.300%	12/15/14	AAA	2,620,970

2,500	American Express Credit Card Trust 2012-2 A	0.680%	3/15/18	AAA	2,512,020

2,400	American Home Mortgage Advance Trust SART-1 Series 2012	2.230%	5/10/43	AAA	2,409,120

3,575	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	3,610,750

1,955	American Home Mortgage Advance Trust, Series 2011-SART-1	5.920%	5/10/43	BBB	1,955,762

2,000	American Home Mortgage Advance Trust, Series 2011-SART-1	5.920%	5/10/43	BBB	2,002,500

4,770	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,859,600

1,050	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aaa	1,059,904

638	Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9	0.447%	11/25/35	AAA	627,192

5,200	Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.585%	5/17/60	AAA	5,218,580

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	$937,917

4,000	Bayview Opportunity Master Fund Trust IIB, Series 2012-4NPL	3.475%	7/28/32	A	4,000,000

4,970	Cabela’s Master Credit Card Trust, Series 2010-1A	1.671%	1/15/18	AAA	5,114,065

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	4,479,378

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	Aaa	582,929

1,223	CarNow Auto Receivables Trust 2012-1A	2.090%	1/15/15	AA	1,223,774

4,069	CenterPoint Energy Restoration Bond Company LLC, Senior Secured System Restoration Bonds, Series 2009-1	1.833%	2/15/16	AAA	4,147,786

3,690	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	3,726,217

8,000	Chase Issuance Trust 2012-A3 A3	0.790%	6/15/17	AAA	8,053,776

872	Chrysler Financial Auto Securtization Trust, Series 2010A	1.650%	11/08/13	AAA	873,559

4,625	Citibank Credit Card Issuance Trust 2008-A5	4.850%	4/22/15	AAA	4,744,714

4,000	CitiBank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	AAA	4,312,512

6,500	Citigroup Commercial Mortgage Trust Series 2012-GC8	1.813%	9/12/45	Aaa	6,662,367

3,830	Citigroup Mortgage Loan Trust Inc., Mortgage Pass Through Certificates, Series 2010-10	4.778%	12/27/32	BBB	3,806,896

2,878	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.347%	6/25/47	BB+	2,820,934

978	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	CCC	776,291

507	Countrywide Asset-Backed Certificates Trust, Series 2005-16 2AF2	5.253%	2/25/30	Caa3	397,042

2,110	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.337%	6/25/47	AAA	2,078,219

3,194	Countrywide Hoen Loans, Asset Backed Certificates Series 2007-7	0.377%	10/25/47	AAA	3,055,805

275	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.866%	2/25/34	BB	273,406

819	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	848,568

910	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	947,014

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,632,814

700	Developers Diversified Realty Corporation, Commercial Mortgage Pass Through Certificates Series 2009-DDR1	5.730%	10/17/22	AAA	751,301

369	DT Auto Owner Trust 2011-2A	0.960%	1/15/14	AAA	369,344

1,957	DT Auto Owner Trust, Series 2011-3A	1.400%	8/15/14	AAA	1,959,908

2,969	Energy Texas Restoration Funding LLC	2.120%	2/01/16	AAA	3,031,912

1,933	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	2,020,243

1,726	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	1,790,501

84	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	BBB+	83,136

2,740	Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A1	2,764,575

1,931	Extended Stay America Trust 2010-EHSA	2.951%	11/05/27	AAA	1,937,873

2,342	Fannie Mae Mortgage Interest Strips 366 25	5.000%	10/01/35	Aaa	235,405

1,239	Fannie Mae Mortgage Pool AD0107	4.000%	5/01/20	Aaa	1,329,683

1,994	Fannie Mae Mortgage Pool AD0486	2.349%	4/01/34	Aaa	2,127,899

1,444	Fannie Mae Mortgage Pool AD0550	2.707%	8/01/37	Aaa	1,542,428

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,570	Fannie Mae Mortgage Pool AD0706	2.306%	3/01/38	Aaa	$1,675,868

2,495	Fannie Mae Mortgage Pool AE0058	2.356%	7/01/36	Aaa	2,660,444

12,301	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	12,943,894

2,506	Fannie Mae Mortgage Pool MA0648	3.500%	2/01/26	Aaa	2,669,374

3,536	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	3,764,630

12	Fannie Mae Mortgage Pool 254682	5.000%	3/01/13	Aaa	13,021

246	Fannie Mae Mortgage Pool 255039	4.000%	12/01/13	Aaa	262,993

332	Fannie Mae Mortgage Pool 433988	2.224%	11/01/25	Aaa	344,278

932	Fannie Mae Mortgage Pool 535363	5.086%	12/01/31	Aaa	1,003,475

107	Fannie Mae Mortgage Pool 545717	2.186%	5/01/32	Aaa	114,045

19	Fannie Mae Mortgage Pool 545791	2.364%	3/01/32	Aaa	19,708

165	Fannie Mae Mortgage Pool 555369	2.309%	8/01/36	Aaa	175,997

187	Fannie Mae Mortgage Pool 625338	2.110%	6/01/31	Aaa	196,835

128	Fannie Mae Mortgage Pool 634948	2.415%	5/01/32	Aaa	129,880

26	Fannie Mae Mortgage Pool 661645	2.596%	10/01/32	Aaa	27,270

177	Fannie Mae Mortgage Pool 671884	2.504%	12/01/32	Aaa	179,577

1,962	Fannie Mae Mortgage Pool 725721	2.761%	6/01/34	Aaa	2,094,135

1,089	Fannie Mae Mortgage Pool 745922	2.830%	7/01/35	Aaa	1,166,327

138	Fannie Mae Mortgage Pool 775389	2.508%	4/01/34	Aaa	140,992

1,436	Fannie Mae Mortgage Pool 795242	2.300%	7/01/34	Aaa	1,526,917

1,115	Fannie Mae Mortgage Pool 797182	2.322%	11/01/34	Aaa	1,173,735

2,341	Fannie Mae Mortgage Pool 819652	2.899%	3/01/35	Aaa	2,511,790

113	Fannie Mae Mortgage Pool 838948	2.260%	8/01/35	Aaa	120,768

980	Fannie Mae Mortgage Pool 838958	2.547%	8/01/35	Aaa	1,049,404

1,335	Fannie Mae Mortgage Pool 841068	2.492%	11/01/34	Aaa	1,432,987

465	Fannie Mae Mortgage Pool 848390	1.952%	12/01/35	Aaa	485,547

607	Fannie Mae Mortgage Pool 886034	2.693%	7/01/36	Aaa	649,222

612	Fannie Mae Mortgage Pool 995949	2.476%	9/01/36	Aaa	648,611

1,737	Fannie Mae Multifamily REMIC Trust 2010-M6, Guaranteed Pass Through Certificates	2.210%	9/25/20	Aaa	1,815,636

39	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	42,532

497	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-68 QP	3.000%	7/25/22	Aaa	500,766

1,679	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-122 AJ	4.500%	2/25/28	Aaa	1,699,110

939	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2004-90 GA	4.350%	3/25/34	Aaa	970,525

1,803	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2004-90 GF	0.517%	11/25/34	Aaa	1,807,265

1,326	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	9/25/19	Aaa	1,405,074

2,092	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	2,167,927

7,500	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	7,950,000

3,528	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	3,673,501

2,715	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.782%	2/25/48	Aaa	2,720,530

2,673	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	2,713,885

46	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$4,397	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	$4,411,149

13	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	14,686

1,322	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	1,357,013

327	Federal Home Loan Mortgage Corporation, REMIC 2843 BH	4.000%	1/15/18	Aaa	328,232

546	Federal Home Loan Mortgage Corporation, REMIC 3555 DA	4.000%	12/15/14	Aaa	550,869

222	Federal Home Loan Mortgage Corporation, REMIC 3555 EA	4.000%	12/15/14	Aaa	223,651

224	Federal Home Loan Mortgage Corporation, REMIC 3591 NA	1.250%	10/15/12	Aaa	224,278

710	Ford Credit Auto Owner Trust 10A	2.930%	11/15/15	AAA	734,800

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,594,024

3,812	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.855%	10/19/54	AAA	3,869,886

508	Freddie Mac Gold Pool 780456	2.347%	5/01/33	Aaa	541,434

1,079	Freddie Mac Gold Pool 780911	2.344%	10/01/33	Aaa	1,124,785

1,169	Freddie Mac Gold Pool 781296	2.355%	3/01/34	Aaa	1,245,548

247	Freddie Mac Gold Pool 786591	2.508%	12/01/26	Aaa	265,917

225	Freddie Mac Gold Pool 786853	2.260%	10/01/29	Aaa	239,217

232	Freddie Mac Gold Pool 846946	2.317%	1/01/29	Aaa	247,920

119	Freddie Mac Gold Pool 847014	1.916%	5/01/30	Aaa	121,788

127	Freddie Mac Gold Pool 847063	2.453%	10/01/32	Aaa	135,671

1,047	Freddie Mac Gold Pool 847241	2.291%	10/01/30	Aaa	1,117,694

1,827	Freddie Mac Gold Pool 847331	2.233%	8/01/32	Aaa	1,934,812

122	Freddie Mac Gold Pool 847367	2.201%	6/01/31	Aaa	128,750

746	Freddie Mac Gold Pool 847652	2.289%	9/01/32	Aaa	790,413

2,074	Freddie Mac Gold Pool 848193	2.739%	3/01/36	Aaa	2,223,574

2,352	Freddie Mac Gold Pool 848282	2.430%	6/01/38	Aaa	2,512,800

235	Freddie Mac Gold Pool 972055	3.877%	4/01/30	Aaa	251,543

1,373	Freddie Mac Mortgage Pool, Various G11618	4.500%	5/01/18	Aaa	1,475,781

378	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	400,200

1,774	Freddie Mac Multi-Class Certificates 3780 FE	0.621%	12/15/20	Aaa	1,785,341

2,364	Freddie Mac Multifamily Structured Pass Through Certificates, Series K703	1.873%	1/25/18	Aaa	2,446,139

730	Freddie Mac Non Gold Participation Certificates 1L1462	2.291%	8/01/36	Aaa	769,964

1,840	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	1,863,123

6,998	Goldman Sachs Mortgage Securities Corporation II, COmmercial Mortgage Pass Through Certificates, Series 2001-ALF	2.716%	2/12/21	AAA	7,142,702

5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass Through Certificates, Series 2011-GC3	3.645%	3/11/44	Aaa	5,420,665

7,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.789%	8/10/45	A1	8,016,470

5,498	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	5,970,098

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,280,951

1,861	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.146%	1/25/35	CC	454,454

286	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	5.500%	6/20/28	Aaa	286,606

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$951	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	$1,016,352

22	Government National Mortgage Association Pool 0106	1.625%	8/20/27	Aaa	22,734

34	Government National Mortgage Association Pool 0154	1.625%	1/20/28	Aaa	35,405

92	Government National Mortgage Association Pool 0283	1.750%	5/20/29	Aaa	96,016

179	Government National Mortgage Association Pool 0469	1.625%	11/20/30	Aaa	186,528

56	Government National Mortgage Association Pool 0507	1.750%	4/20/31	Aaa	58,810

196	Government National Mortgage Association Pool 0535	1.625%	8/20/31	Aaa	202,345

44	Government National Mortgage Association Pool 0580	1.625%	2/20/32	Aaa	45,298

131	Government National Mortgage Association Pool 8006	1.625%	7/20/22	Aaa	135,472

77	Government National Mortgage Association Pool 8699	1.625%	9/20/25	Aaa	79,645

97	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	101,423

61	Government National Mortgage Association Pool 8847	1.750%	4/20/26	Aaa	63,409

4,250	GraceChurch Card PLC. Series 2012-1A.	0.921%	2/15/17	AAA	4,273,851

300	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass- Through Certificates, Series 2005-GG5	5.117%	4/10/37	AAA	299,708

3,863	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	3,903,241

3,750	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	2.105%	10/15/54	AAA	3,842,104

1,325	Hyundai Auto Receivables Trust 2012-B	0.293%	7/15/13	A-1+	1,325,939

989	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.347%	8/20/29	AA–	911,722

384	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	2.735%	3/25/35	AAA	352,327

4,102	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	4,387,522

3,555	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,727,581

6,411	JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	1.525%	7/17/46	AAA	6,482,602

2,758	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	4.658%	12/25/31	AAA	2,847,855

1,382	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C1 A2	5.640%	5/12/39	AAA	1,388,764

1,287	Morgan Stanley ABS Capital I Inc., Mortgage Pass-Through Certificates, Series 2007-NC2	0.327%	2/25/37	B3	1,224,660

1,407	Morgan Stanley Capital I Inc Trust, Mortage Pass-Through Certificates, Series 2006-NC2	0.397%	2/25/36	B–	1,307,492

3,612	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	3,724,946

281	Mortgage Asset Securitization Tranasction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	BB	291,083

1,764	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.319%	11/25/33	AAA	1,613,618

2,371	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,276,198

2,000	Motor PLC 12A A1C	1.286%	2/25/20	Aaa	2,000,000

1,361	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.678%	1/08/20	Aaa	1,368,339

1,042	National Credit Union Adminstration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	1,120,150

48	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,636	National Credit Union Adminstration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	$1,664,833

2,034	Newcastle Investment Trust, Manufactured Housing Contracts and Loans, Series 2010-MH1	4.500%	7/10/35	AAA	2,080,019

3,143	Newcastle Investment Trust, Manufactured Housing Loans, Series 2011-MH1	2.450%	12/10/33	AAA	3,152,338

4,100	Nissan Auto Lease Trust, Series 2011-B	0.920%	2/16/15	Aaa	4,130,004

5,363	Park Place Securities Inc., Asset Backed Pass Through Certificatess Series 2005- WCH1	0.737%	2/25/35	AA	5,254,299

409	PSE&G Transition Funding LLC Bonds, Series 2001-1	6.610%	6/15/15	AAA	420,911

838	RBSSP Resecuritization Trust 2009-10	0.317%	3/26/37	N/R	835,711

94	RBSSP Resecuritization Trust 2009-8	0.357%	3/26/37	Aaa	93,822

1,985	RBSSP Resecuritization Trust 2010-10	0.347%	9/26/36	N/R	1,722,577

1,093	RBSSP Resecuritization Trust 2010-11	0.387%	3/26/37	A	1,077,071

1,048	RBSSP Resecuritization Trust 2010-8	0.547%	7/26/36	N/R	995,636

214	Rialto Real Estate, Multipurpose Mortgage Loan Backed Pool, Series 2012 LT1A	4.750%	2/15/25	Baa3	214,491

4,750	Santander Drive Auto Receivables Trust, Series 2011-1	1.280%	1/15/15	Aaa	4,776,614

501	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.707%	2/20/47	CCC	428,741

7,156	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.074%	10/14/14	Aaa	7,166,515

3,909	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	4,020,774

173	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.877%	8/25/34	Ba3	171,273

946	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.113%	9/25/37	AAA	969,596

1,874	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	1,976,578

582	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	618,801

942	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%	2/10/15	Aaa	997,601

1,662	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.941%	9/10/15	Aaa	1,765,516

295	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	326,754

4,874	UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/11/63	Aaa	4,927,765

102	Vericrest Opportunity Loan Transferee, Series 2011-NL2A	5.682%	6/25/51	Baa2	102,171

683	Vericrest Opportunity Loan Transferee, Series 2011-NL3A	5.194%	9/25/51	N/R	683,635

4,522	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/14/28	AAA	4,834,865

2,131	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.301%	6/15/20	Aaa	2,041,938

4,835	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	4,834,060

37	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-through Certificates, Series 2007-HY2	5.205%	9/25/36	D	362

927	Wells Fargo Mortagge Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa1	890,260

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (2)	Value
		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$208		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-3	5.500%		3/25/36	B2	$210,491

1,461		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.635%		10/25/36	Caa2	1,242,344

37		Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.662%		10/25/35	BBB–	36,571

3,668		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%		3/17/44	Aaa	3,749,430

3,589		WF-RBS Commercial Mortage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%		2/18/44	Aaa	3,686,067

1,162		World Omni Auto Receivables Trust, Series 2010-A	2.210%		5/15/15	AAA	1,175,594
$368,137		Total Asset-Backed and Mortgage-Backed Securities (cost $367,715,935)					373,972,728

Principal Amount (000) (5)		Description (1)	Coupon		Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 1.4%

		Canada – 0.9%

8,000	CAD	Canadian Government Bond	1.500%		12/01/12	AAA	$8,143,302
		Mexico – 0.5%

510	MXN	Mexican Bonos	9.500%		12/18/14	A–	4,358,805
		Total Sovereign Debt (cost $12,889,754)					12,502,107

Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (2)	Value
		STRUCTURED NOTES – 0.2%

$1,750		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%		10/25/13	N/R	$1,743,280
$1,750		Total Structured Notes (cost $1,709,834)					1,743,280

Shares		Description (1)					Value
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.3%

		Money Market Funds – 6.3%

55,220,727		Mount Vernon Securities Lending Prime Portfolio, 0.289% (6), (7)					$55,220,727
		Total Investments Purchased with Collateral from Securities Lending (cost $55,220,727)					55,220,727

Shares/ Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (2)	Value
		SHORT-TERM INVESTMENTS – 3.0%

		Money Market Funds – 2.8%

24,207,531		First American Treasury Obligations Fund, Class Z	0.000%	(6)	N/A	N/A	$24,207,531
		U.S. Government and Agency Obligations – 0.2%

$475		U.S. Treasury Bills, (8)	0.103%		2/07/13	Aaa	474,826

1,185		U.S. Treasury Bills, (8)	0.128%		3/07/13	Aaa	1,184,328
$1,660		Total U.S. Government and Agency Obligations					1,659,154
		Total Short-Term Investments (cost $25,866,436)					25,866,685
		Total Investments (cost $919,686,129) – 107.1%					937,261,487
		Other Assets Less Liabilities – (7.1)% (9)					(62,351,265)
		Net Assets – 100%					$874,910,222

50	Nuveen Investments

Investments in Derivatives at September 30, 2012

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (9)
JPMorgan	$20,000,000	Receive	3-Month USD-LIBOR	0.641%	Semi-Annually	1/12/14	$(87,002)	$(87,002)
JPMorgan	4,000,000	Receive	3-Month USD-LIBOR	3.858	Semi-Annually	1/19/20	(771,298)	(771,298)
UBS	4,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(211,357)	(211,357)
								$(1,069,657)
*	Annualized

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(32)	12/12	$(7,057,000)	$(2,989)
U.S. Treasury 5-Year Note	Short	(376)	12/12	(46,861,937)	(200,668)
U.S. Treasury 10-Year Note	Short	(143)	12/12	(19,088,266)	(99,283)
					$(302,940)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Corporate Bonds	$—	$410,192,891	$—	$410,192,891
Municipal Bonds	—	33,426,515	—	33,426,515
U.S. Government and Agency Obligations	—	24,336,554	—	24,336,554
Asset-Backed and Mortgage-Backed Securities	—	373,972,728	—	373,972,728
Sovereign Debt	—	12,502,107	—	12,502,107
Structured Notes	—	1,743,280	—	1,743,280
Investments Purchased with Collateral from Securities Lending	55,220,727	—	—	55,220,727
Short-Term Investments:
Money Market Funds	24,207,531	—	—	24,207,531
U.S. Government and Agency Obligations	—	1,659,154	—	1,659,154
Derivatives:
Interest Rate Swaps**	—	(1,069,657)	—	(1,069,657)
Futures Contracts**	(302,940)	—	—	(302,940)
Total	$79,125,318	$856,763,572	$—	$935,888,890
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

September 30, 2012

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$(302,940)
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(1,069,657)
Total			$—		$(1,372,597)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $919,690,847.

52	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$21,098,379
Depreciation	(3,527,739)
Net unrealized appreciation (depreciation) of investments	$17,570,640

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(9)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

P/O	Principal Only Security.

CAD	Canadian Dollar

MXN	Mexican Peso

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 1.8%

	Airlines – 0.0%

22,000	Delta Air Lines, Inc., (2)	$201,520
	Building Products – 0.3%

527	Dayton Superior Class A, (3)	30,195

585	Dayton Superior Class 1, (3)	33,550

31,871	Nortek Inc., (2)	1,744,300
	Total Building Products	1,808,045
	Capital Markets – 0.1%

64,000	Och-Ziff Capital Management Group, Class A Shares	618,240
	Commercial Banks – 0.0%

2,400	Toronto-Dominion Bank	200,016
	Diversified Telecommunication Services – 0.1%

61,006	FairPoint Communications Inc., (2), (4)	461,205
	Food Products – 0.1%

21,806	Archer-Daniels-Midland Company	592,687
	Household durables – 0.0%

118,325	William Lyon Homes Inc., (3)	112,409
	Insurance – 0.1%

23,500	Protective Life Corporation, (4)	615,935
	Machinery – 0.0%

13,800	Xylem Inc.	347,070
	Multiline Retail – 0.1%

6,500	Target Corporation	412,555
	Oil, Gas & Consumable Fuels – 0.3%

12,900	ConocoPhillips	737,622

16,575	Pembina Pipeline Corporation	465,758

56,000	Pengrowth Energy Corporation	377,440

17,950	Phillips 66	832,342
	Total Oil, Gas & Consumable Fuels	2,413,162
	Real Estate Investment Trust – 0.6%

11,000	Camden Property Trust	709,390

54,000	Kite Realty Group Trust, (4)	1,400,760

18,400	Mid-America Apartment Communities, (4)	1,201,703

40,000	Summit Hotel Properties Inc., (4)	1,071,199
	Total Real Estate Investment Trust	4,383,052
	Wireless Telecommunication Services – 0.1%

22,500	Vodafone Group PLC, Sponsored ADR	641,138
	Total Common Stocks (cost $11,530,235)	12,807,034

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.4%

21,500	Market Vectors International High Yield Bond Fund ETF	$560,290

144,000	Pioneer Floating Rate Trust, (4)	2,026,080

4,900	SPDR DB International Government Inflation Protected Bond ETF, (4)	303,604
	Total Exchange-Traded Funds (cost $2,551,485)	2,889,974

54	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.2%

	Electric Utilities – 0.2%

30,000	NextEra Energy Inc., (4)	5.889%	BBB	$1,554,300
	Total Convertible Preferred Securities (cost $1,455,000)			1,554,300

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 5.5%

	Automobiles – 0.1%

21,000	General Motors Corporation, (4)	4.750%	BB–	$782,880
	Capital Markets – 0.4%

82,330	Morgan Stanley, Series 2006A	4.000%	BB+	1,639,190

74,434	UBS Preferred Funding Trust IV	0.917%	BBB–	1,161,170
	Total Capital Markets			2,800,360
	Commercial Banks – 0.3%

2,785,000	RBS Capital Trust, (6)	5.512%	BB	1,740,625

25,000	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%	BB	525,500
	Total Commercial Banks			2,266,125
	Consumer Finance – 0.7%

50,000	Ally Financial Inc.	8.500%	CCC+	1,223,000

3,750	Ally Financial Inc., (6)	0.000%	B3	3,508,008
	Total Consumer Finance			4,731,008
	Diversified Financial Services – 1.1%

3,965	Bank of America Corporation	7.250%	BB+	4,321,850

28,713	Bank of America Corporation, (4)	4.000%	BB+	611,587

50,000	Citigroup Capital Trust IX	6.000%	BB+	1,247,500

65,000	RBS Capital Trust	6.080%	B3	1,164,150
	Total Diversified Financial Services			7,345,087
	Household Durables – 0.2%

73,660	M-I Homes, (2)	9.750%	CCC	1,503,401
	Insurance – 0.9%

30,000	Aegon N.V	8.000%	Baa1	807,000

50,000	Aspen Insurance Holdings Limited	0.000%	BBB–	1,346,500

17,000	Axis Capital Holdings Limited	6.875%	BBB	457,300

51,131	Endurance Specialty Holdings Limited	7.500%	BBB–	1,338,098

75,000	Hartford Financial Services Group Inc.	7.875%	BB+	2,099,250
	Total Insurance			6,048,148
	Marine – 0.1%

29,338	Seaspan Corporation	9.500%	N/R	824,985
	Real Estate Investment Trust – 1.7%

51,900	Ashford Hospitality Trust Inc.	8.450%	N/R	1,315,146

40,000	CommomWealth REIT	7.250%	Baa3	1,042,400

50,000	Corporate Office Properties Trust, (2)	0.000%	N/R	1,288,500

50,000	Digital Realty Trust Inc.	7.000%	Baa3	1,337,500

65,000	Dupont Fabros Technology	7.875%	Ba2	1,746,550

22,024	First Potomac Realty Trust	7.750%	N/R	568,880

30,000	Hersha Hospitality Trust, (4)	8.000%	N/R	776,700

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Shares	Description (1)	Coupon		Ratings (5)	Value

	Real Estate Investment Trust (continued)

50,000	LaSalle Hotel Properties	7.500%		N/R	$1,320,500

50,000	Pebblebrook Hotel Trust	7.875%		N/R	1,322,000

50,000	SL Green Realty Corporation	6.500%		Ba2	1,251,000
	Total Real Estate Investment Trust				11,969,176
	Thrifts & Mortgage Finance – 0.0%

35,522	Federal Home Loan Mortgage Corporation, (2), (6)	6.550%		Ca	9,236
	Total $25 Par (or similar) Preferred Securities (cost $35,071,345)				38,280,406

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 81.4%

	Aerospace & Defense – 0.3%

$1,000	Ducommun Inc., (4)	9.750%	7/15/18	B–	$1,055,000

1,000	DynCorp International Inc.	10.375%	7/01/17	B2	862,500
2,000	Total Aerospace & Defense				1,917,500
	Airlines – 1.5%

1,500	Air Canada, 144A, (4)	12.000%	2/01/16	B–	1,466,250

3,379	American Airlines Pass Through Certificates Trust, Series 2011-1, (4)	7.000%	1/31/18	B+	3,450,358

3,250	Delta Air Lines Pass Through Certificates, Series 2012-1B	6.875%	5/07/19	BB	3,375,938

2,000	US Airways Pass Through Trust 2012-1B	8.000%	10/01/19	BB–	2,060,000
10,129	Total Airlines				10,352,546
	Auto Components – 1.3%

2,250	American Axle & Manufacturing Inc., (4)	7.750%	11/15/19	B	2,480,625

1,750	American Axle & Manufacturing Inc.	6.625%	10/15/22	B	1,771,875

1,750	Continental Rubber Corporation of America	4.500%	9/15/19	Ba2	1,787,625

3,030	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	2,817,900
8,780	Total Auto Components				8,858,025
	Automobiles – 0.3%

2,000	Chrysler GP/CG Company, (4)	8.250%	6/15/21	B	2,130,000
	Biotechnology – 0.3%

2,105	STHI Holding Corporation, 144A	8.000%	3/15/18	B	2,241,825
	Building Products – 1.6%

1,410	Associated Materials Inc., (4)	9.125%	11/01/17	B–	1,381,800

3,097	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B1	3,058,288

900	Isabelle Acquisition Subsidiary Inc.	10.000%	11/15/18	B–	976,500

1,300	Nortek Inc., (4)	8.500%	4/15/21	B	1,384,500

1,500	Roofing Supply Group LLC Finance, 144A	10.000%	6/01/20	B3	1,635,000

2,600	USG Corporation	9.750%	1/15/18	B–	2,808,000
10,807	Total Building Products				11,244,088
	Capital Markets – 1.5%

2,250	Ace Cash Express Inc., 144A	11.000%	2/01/19	B	2,115,000

2,300	E*Trade Financial Corporation	6.750%	6/01/16	B2	2,420,750

3,000	Morgan Stanley	5.500%	7/28/21	A	3,283,161

2,500	Technology Investment Capital Corporation, 144A	7.500%	11/01/17	N/R	2,532,050
10,050	Total Capital Markets				10,350,961

56	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Chemicals – 3.6%

$2,500	Basell Finance Company BV, 144A, (4)	8.100%	3/15/27	BB+	$3,375,000

3,000	Celanese US Holdings LLC, (4)	5.875%	6/15/21	BB–	3,360,000

4,790	Hexion US Finance	6.625%	4/15/20	Ba3	4,873,825

1,350	Ineos Group Holdings PLC, 144A, (4)	8.500%	2/15/16	B+	1,275,750

500	LyondellBassell Industries NV	5.000%	4/15/19	Ba2	531,250

1,750	Momentive Performance Materials, 144A, (4)	10.000%	10/15/20	B2	1,763,125

1,750	Nufarm Australia Limited, 144A, (WI/DD)	6.375%	10/15/19	BB–	1,750,000

3,845	Omonva Solutions Inc.	7.875%	11/01/18	B2	3,883,450

2,550	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	2,754,000

1,500	Tronox Finance LLC, 144A	6.375%	8/15/20	BB–	1,515,000
23,535	Total Chemicals				25,081,400
	Commercial Banks – 1.7%

1,000	PrivatBank Commercial Bank JSC	5.799%	2/09/16	B2	702,500

2,000	Promsvyazbank Finance, 144A	6.200%	4/25/14	Ba2	2,015,051

3,000	Regions Bank	6.450%	6/26/37	BBB–	3,060,000

1,500	Sberbank of Russia Loan	5.717%	6/16/21	A3	1,618,500

1,000	Speedy Cash Inc, 144A	10.750%	5/15/18	B	1,055,000

3,000	State Bank of India London, 144A	4.125%	8/01/17	Baa2	3,068,835
11,500	Total Commercial Banks				11,519,886
	Commercial Services & Supplies – 2.3%

1,500	Casella Waste Systems Inc., 144A, (WI/DD)	7.750%	2/15/19	Caa1	1,470,000

915	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	896,700

3,121	Ceridian Corporation, 144A, (4)	8.875%	7/15/19	B1	3,370,680

1,000	R.R. Donnelley & Sons Company, (4)	7.625%	6/15/20	BB	992,500

1,715	EnergySolutions Inc.	10.750%	8/15/18	B	1,564,938

2,000	GDR Holding II Corporation, 144A, (4)	10.750%	6/01/19	B	2,005,000

550	Geo Group Inc.	6.625%	2/15/21	B+	588,500

2,500	International Lease Finance Corporation, (4)	5.875%	4/01/19	BBB–	2,650,715

500	Monitronics International Inc., 144A	9.125%	4/01/20	CCC+	520,000

2,000	Square Two Financial Corporation, (4)	11.625%	4/01/17	B	1,770,000
15,801	Total Commercial Services & Supplies				15,829,033
	Communications Equipment – 0.7%

1,900	Goodman Networks Inc., 144A	12.375%	7/01/18	B+	2,033,000

3,250	Nokia Corporation, (4)	5.375%	5/15/19	BB–	2,721,875
5,150	Total Communications Equipment				4,754,875
	Construction & Engineering – 0.2%

1,500	Wyle Services Corporation, 144A	10.500%	4/01/18	B–	1,620,000
	Construction Materials – 0.6%

1,000	Cemex Finance LLC, 144A, (4)	9.500%	12/14/16	B+	1,032,500

2,000	Cemex SAB de CV, 144A, (4)	9.000%	1/11/18	B+	2,000,000

1,250	China Shanshui Cement Group Limited, 144A	10.500%	4/27/17	BB–	1,312,500
4,250	Total Construction Materials				4,345,000
	Consumer Finance – 0.7%

2,000	Nationstar Mortgage LLC Capital Corporation, 144A, (4)	7.625%	5/01/19	B+	2,185,000

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Consumer Finance (continued)

$2,850	Springleaf Finance Corporation	6.900%	12/15/17	Caa1	$2,422,500
4,850	Total Consumer Finance				4,607,500
	Containers & Packaging – 1.2%

1,000	Ardagh Packaging Finance / MP HD USA	9.125%	10/15/20	B3	1,057,500

2,000	Berry Plastics Corporation	5.205%	2/15/15	B1	2,005,000

1,500	Longview Fibre Paper & Packaging, 144A, (4)	8.000%	6/01/16	B+	1,563,750

1,500	Reynolds Group, 144A	5.750%	10/15/20	B+	1,500,000

2,550	Reynolds Group, (4)	8.500%	5/15/18	CCC+	2,588,250
8,550	Total Containers & Packaging				8,714,500
	Diversified Financial Services – 1.2%

2,000	CNG Holdings Inc., 144A	9.375%	5/15/20	B	2,055,000

1,825	Community Choice Financial Inc., 144A	10.750%	5/01/19	B–	1,779,375

1,877	SinOceanic II ASA	10.000%	2/17/15	N/R	1,848,844

2,800	UPCB Finance III Limited, 144A, (4)	6.625%	7/01/20	BB–	2,933,000
8,502	Total Diversified Financial Services				8,616,219
	Diversified Telecommunication Services – 3.6%

1,043	FairPoint Communications Inc., (4)	13.125%	4/02/18	N/R	10,430

550	Frontier Communications Corporation, (4)	8.500%	4/15/20	BB+	621,500

3,500	Frontier Communications Corporation, (WI/DD), (4)	7.125%	1/15/23	BB+	3,640,000

2,825	Integra Telecom, 144A	10.750%	4/15/16	B–	2,888,563

2,750	IntelSat Bermuda Limited, (4)	11.250%	2/04/17	CCC+	2,908,125

3,500	Level 3 Communications Inc.	11.875%	2/01/19	B–	3,972,500

3,600	Sprint Capital Corporation, (4)	6.900%	5/01/19	B+	3,735,000

2,000	Sprint Capital Corporation	6.875%	11/15/28	B+	1,840,000

1,300	Telemar Norte Leste SA, 144A	5.500%	10/23/20	Baa2	1,365,000

3,300	Windstream Corporation, (4)	7.875%	11/01/17	BB+	3,687,750
24,868	Total Diversified Telecommunication Services				25,403,868
	Electric Utilities – 1.3%

2,000	Edison Mission Energy, (4)	7.000%	5/15/17	CCC	1,035,000

2,000	EDP Finance BV, 144A	6.000%	2/02/18	BBB–	1,996,440

750	Empresa Distribuidora y Comercializadora Norte S.A, 144A	9.750%	10/25/22	Caa1	375,000

5,900	Energy Future Holdings, (4)	10.875%	11/01/17	CCC–	5,369,000
10,650	Total Electric Utilities				8,775,440
	Energy Equipment & Services – 2.3%

2,600	Alta Mesa Holdings Finance	9.625%	10/15/18	B	2,600,000

1,625	Forbes Energy Services	9.000%	6/15/19	B	1,576,250

1,000	Gulfmark Offshore Inc., 144A, (4)	6.375%	3/15/22	BB–	1,037,500

1,300	Jasper Explorer Limited Cyprus	13.500%	5/27/16	N/R	1,144,000

2,350	Markwest Energy Partners LP	5.500%	2/15/23	BB	2,461,625

760	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	807,500

2,000	Pacific Drilling SA	8.250%	2/23/15	N/R	2,045,000

1,550	Parker Drilling Company, 144A	9.125%	4/01/18	B+	1,670,125

1,000	Seadrill Limited, 144A	5.625%	9/15/17	N/R	1,007,500

1,400	Troll Drilling & Services Ltd.	13.750%	8/19/16	N/R	1,453,998
15,585	Total Energy Equipment & Services				15,803,498

58	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Food & Staples Retailing – 1.3%

$1,750		Harmony Foods Corporation, 144A	10.000%	5/01/16	B–	$1,837,500

100		Pantry Inc., 144A	8.375%	8/01/20	B+	102,500

4,350		Rite Aid Corporation, (4)	9.250%	3/15/20	CCC+	4,458,750

3,125		Supervalu Inc., (4)	8.000%	5/01/16	B–	2,789,063
9,325		Total Food & Staples Retailing				9,187,813
		Food Products – 2.2%

1,050		Fage Dairy Industry SA, 144A	9.875%	2/01/20	B	1,031,625

3,800		JBS USA LLC	7.250%	6/01/21	BB	3,572,000

3,500		Land O Lakes Capital Trust I	7.450%	3/15/28	Ba1	3,412,500

1,400		Marfrig Overseas Limited, (4)	9.500%	5/04/20	B+	1,157,100

1,075		MHP SA, 144A	10.250%	4/29/15	B	1,091,125

1,750		Mriya Agro Holding PLC, 144A	10.950%	3/30/16	B	1,662,500

3,250		Viterra Inc.	5.950%	8/01/20	BBB–	3,526,543
15,825		Total Food Products				15,453,393
		Gas Utilities – 0.6%

2,125		AmeriGas Finance LLC, (4)	6.750%	5/20/20	Ba2	2,268,438

1,874		Suburban Propane Partners LP	7.500%	10/01/18	BB–	2,005,180
3,999		Total Gas Utilities				4,273,618
		Health Care Equipment & Supplies – 0.6%

2,575		Biomet Inc., 144A, (WI/DD)	6.500%	8/01/20	B–	2,668,344

1,375		Chiron Merger Sub Inc., 144A	12.500%	11/01/19	CCC+	1,292,500
3,950		Total Health Care Equipment & Supplies				3,960,844
		Health Care Providers & Services – 2.3%

2,000		Acadia Healthcare	12.875%	11/01/18	B–	2,345,000

2,550		Community Health Systems, Inc., (4)	8.000%	11/15/19	B	2,798,625

4,135		HCA Holdings Inc., (4)	7.750%	5/15/21	B–	4,507,150

2,000		HealthSouth Corporation	5.750%	11/01/24	BB–	2,035,000

2,735		Kindred Healthcare Inc., Term Loan, (4)	8.250%	6/01/19	B–	2,659,788

1,250		National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	1,275,000

1,000		Radiation Therapy Services Inc.	9.875%	4/15/17	CCC+	727,500

—	(7)	Symbion Inc.	11.000%	8/23/15	CCC+	489
15,670		Total Health Care Providers & Services				16,348,552
		Hotels, Restaurants & Leisure – 3.6%

1,500		CityCenter Holdings Finance, (4)	7.625%	1/15/16	B1	1,601,250

2,375		Chukchansi Economic Development Authority, 144A	9.750%	11/15/20	CCC+	1,543,750

1,673		CKE Holdings, (4)	10.500%	3/14/16	Caa1	1,807,375

2,089		El Pollo Loco Inc., 144A	12.500%	1/01/18	Caa2	2,172,791

1,000		Fontainebleau Las Vegas	10.250%	6/15/15	N/R	625

1,500		Graton Economic Development Authority, 144A	9.625%	9/01/19	B	1,560,000

30		Greektown LLC, (3)	10.750%	12/01/13	N/R	0

1,500		Harrah’s Operating Company, Inc., 144A	12.750%	4/15/18	CCC	1,110,000

2,000		Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,150,000

1,000		Icon Health and Fitness Inc., 144A	11.875%	10/15/16	B	936,250

2,500		MGM Resorts International Inc., (4)	6.875%	4/01/16	B–	2,612,500

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Hotels, Restaurants & Leisure (continued)

$1,850	MGM Resorts International Inc., 144A, (4)	8.625%	2/01/19	B–	$2,016,500

3,000	Mohegan Tribal Gaming Authority, 144A, (4)	11.000%	9/15/18	CCC	2,100,000

1,500	Rare Restaurant Group LLC, 144A	15.000%	6/01/17	B–	1,545,000

1,000	Rivers Pittsburgh Borrowers LP, Finance Corporation, 144A	9.500%	6/15/19	B	1,062,500

2,650	Wok Acquisition Group, 144A	10.250%	6/30/20	CCC+	2,802,375
27,167	Total Hotels, Restaurants & Leisure				25,020,916
	Household Durables – 2.5%

1,250	Beazer Homes USA, Inc.	6.875%	7/15/15	CCC+	1,256,250

3,750	Beazer Homes USA, Inc.	9.125%	6/15/18	CCC+	3,787,500

910	Desarrolladora Homex S.A.B. de CV, 144A, (4)	9.750%	3/25/20	Ba3	928,200

1,825	K. Hovnanian Enterprises Inc.	11.875%	10/15/15	Caa3	1,888,875

1,250	K. Hovnanian Enterprises Inc., (WI/DD)	9.125%	11/15/20	Caa2	1,257,813

800	Meritage Homes Corporation	7.000%	4/01/22	BB–	856,000

500	Ryland Group Inc.	5.375%	10/01/22	BB–	501,250

4,600	Taylor Morrison Monarch Communities	7.750%	4/15/20	BB–	4,899,000

2,306	William Lyon Homes Inc.	12.000%	2/25/17	D	2,075,355
17,191	Total Household Durables				17,450,243
	Independent Power Producers & Energy Traders – 0.8%

1,350	GenOn Energy Incorporated, (4)	9.875%	10/15/20	BB–	1,498,500

1,300	Mirant Americas Generation LLC, (4)	8.500%	10/01/21	BB	1,413,750

2,500	NRG Energy Inc., 144A, (4)	6.625%	3/15/23	BB–	2,556,250
5,150	Total Independent Power Producers & Energy Traders				5,468,500
	Industrial Conglomerates – 0.7%

1,250	Abengoa Finance SAU, 144A, (4)	8.875%	11/01/17	B+	1,156,250

1,500	J.B. Poindexter & Company, 144A	9.000%	4/01/22	B+	1,500,000

2,000	Midstates Petroleum Company Incorporated, (WI/DD)	10.750%	10/01/20	B–	2,085,000
4,750	Total Industrial Conglomerates				4,741,250
	Insurance – 0.2%

500	American International Group, Inc.	8.175%	5/15/58	BBB	611,875

500	CNO Financial Group Inc., 144A	6.375%	10/01/20	BB	510,000
1,000	Total Insurance				1,121,875
	Internet & Catalog Retail – 0.3%

2,000	QVC Inc., 144A	5.125%	7/02/22	BBB–	2,118,030
	Internet Software & Services – 0.2%

1,500	Earthlink Inc., (4)	8.875%	5/15/19	B2	1,496,250
	IT Services – 1.8%

1,750	First Data Corporation, 144A	6.750%	11/01/20	BB–	1,739,063

5,475	First Data Corporation, 144A, (4)	8.750%	1/15/22	B–	5,516,063

3,000	First Data Corporation, (4)	11.250%	3/31/16	CCC+	2,910,000

2,050	Zayo Escrow Corporation, 144A	8.125%	1/01/20	B1	2,239,625
12,275	Total IT Services				12,404,751
	Machinery – 1.4%

2,000	Chloe Marine Corporation Limited	12.000%	12/28/16	N/R	2,160,000

2,250	Commercial Vehicle Group	7.875%	4/15/19	B	2,272,500

2,300	Manitowoc Company Inc., (4)	8.500%	11/01/20	B+	2,573,125

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Machinery (continued)

$1,750	Navistar International Corporation, (4)	8.250%	11/01/21	B2	$1,660,313

1,350	Terex Corporation	6.500%	4/01/20	BB–	1,404,000
9,650	Total Machinery				10,069,938
	Marine – 0.4%

1,000	Marquette Transportation Company Inc., (4)	10.875%	1/15/17	B–	1,052,500

1,725	Navios Maritime Acquisition Corporation, (4)	8.625%	11/01/17	B	1,643,063
2,725	Total Marine				2,695,563
	Media – 5.0%

2,000	American Media Inc., 144A, (4)	13.500%	6/15/18	CCC	1,850,000

1,500	Baker & Taylor Inc., 144A	11.500%	7/01/13	Caa1	1,500,000

2,000	Baker & Taylor Inc., 144A	15.000%	4/01/17	B3	1,540,000

3,500	Belo Corporation	7.750%	6/01/27	BB	3,535,000

1,000	Cengage Learning Acquisition Inc., 144A	11.500%	4/15/20	B	1,070,000

2,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	2,165,000

2,300	Clear Channel Communications, Inc., (4)	9.000%	3/01/21	CCC+	2,047,000

2,500	Clear Channel Worldwide, (4)	7.625%	3/15/20	B+	2,437,500

2,500	CSC Holdings Inc., (4)	7.875%	2/15/18	BB+	2,887,500

1,800	Dish DBS Corporation, 144A	5.875%	7/15/22	Ba2	1,845,000

2,800	R.R. Donnelley & Sons Company	8.250%	3/15/19	BB	2,842,000

2,600	McClatchy Company, (4)	11.500%	2/15/17	B1	2,795,000

1,400	Media General Inc.	11.750%	2/15/17	CCC+	1,625,750

2,500	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB–	2,281,250

2,500	Starz LLC Finance Corporation, 144A	5.000%	9/15/19	BB	2,556,250

2,000	WideOpenWest Finance Capital Corporation, 144A	13.375%	10/15/19	CCC+	2,050,000
34,900	Total Media				35,027,250
	Metals & Mining – 5.8%

1,000	AK Steel Corporation, (4)	7.625%	5/15/20	B+	875,000

1,000	Aleris International Inc., (3)	10.000%	12/15/16	N/R	10

1,000	Alrosa Finance SA, 144A	7.750%	11/03/20	BB–	1,132,500

2,250	APERAM, 144A, (4)	7.750%	4/01/18	BB–	1,845,000

1,000	ArcelorMittal	7.000%	3/01/41	Baa3	898,997

2,800	Cliffs Natural Resources Inc., (4)	4.800%	10/01/20	BBB–	2,747,744

1,400	Evraz Group S.A, 144A	7.400%	4/24/17	BB–	1,449,350

3,250	FMG Resources, 144A, (4)	7.000%	11/01/15	BB+	3,233,750

2,750	Fosun International Limited, 144A, (4)	7.500%	5/12/16	BB+	2,695,000

2,500	Glencore Finance Europe	7.500%	1/06/61	BBB	2,709,500

1,000	Hidili Industry Internationl Development Limited, 144A	8.625%	11/04/15	B–	785,000

2,250	IAMGOLD Corproation, 144A	6.750%	10/01/20	BB–	2,205,000

1,945	Inmet Mining Corporation, 144A, (4)	8.750%	6/01/20	B+	2,013,075

1,490	JMC Steel Group, 144A, (4)	8.250%	3/15/18	B	1,519,800

1,500	Metalloinvest Finance Limited, 144A	6.500%	7/21/16	Ba3	1,526,250

1,000	Mirabela Nickel Limited, 144A, (4)	8.750%	4/15/18	CCC+	750,000

1,000	Northland Resources AB	13.000%	3/06/17	B–	940,000

1,835	Taseko Mines Limited	7.750%	4/15/19	B	1,757,011

2,000	Tempel Steel Company, 144A	12.000%	8/15/16	B	1,955,000

2,115	Thompson Creek Metals Company	7.375%	6/01/18	CCC	1,713,150

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Metals & Mining (continued)

$2,000	Tizir Limited	9.000%	9/28/17	N/R	$2,008,360

2,000	United States Steel Corporation, (4)	7.500%	3/15/22	BB	1,975,000

1,600	Vale Overseas Limited, (4)	6.875%	11/10/39	A–	1,866,180

2,000	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	1,700,000
42,685	Total Metals & Mining				40,300,677
	Multiline Retail – 0.9%

2,500	Bon-Ton Department Stores Inc., (4)	10.625%	7/15/17	B–	2,256,250

1,000	Burlington Coat Factory, (4)	10.000%	2/15/19	Caa1	1,106,250

1,070	J.C. Penney Corporation Inc., (4)	5.650%	6/01/20	Ba3	965,675

2,000	Macys Retail Holdings Inc.	7.875%	8/15/36	BBB	2,154,446
6,570	Total Multiline Retail				6,482,621
	Oil, Gas & Consumable Fuels – 12.5%

2,800	Alpha Natural Resources Inc., (4)	6.000%	6/01/19	B+	2,338,000

1,900	Atlas Pipeline LP Finance	6.625%	10/01/20	B	1,933,250

2,000	Berau Coal Energy Tbk PT, 144A, (4)	7.250%	3/13/17	BB–	1,880,000

3,390	Bill Barrett Corporation, (4)	7.000%	10/15/22	BB–	3,483,225

2,500	Breitburn Energy Partners LP, 144A, (4)	7.875%	4/15/22	B	2,587,500

2,825	Calumet Specialty Products	9.375%	5/01/19	B	3,036,875

2,000	Carrizo Oil and Gas Inc., (4)	7.500%	9/15/20	B	2,040,000

1,000	Chaparral Energy Inc., 144A	7.625%	11/15/22	B–	1,050,000

2,000	Chesapeake Energy Corporation, (4)	6.875%	11/15/20	BB–	2,110,000

1,750	Concho Resources Inc.	5.500%	10/01/22	BB+	1,824,375

1,975	Deep Drilling 7 and 8 PT	14.250%	3/05/15	N/R	1,964,908

2,250	Everest Acquisition LLC Finance, 144A, (4)	7.750%	9/01/22	B	2,295,000

2,500	Forest Oil Corporation, 144A, (4)	7.500%	9/15/20	B2	2,481,250

1,400	Goden Close Marit Corporation	11.000%	12/09/15	N/R	1,501,500

2,500	Halcon Resources Limited Liability Corporation, 144A	9.750%	7/15/20	B3	2,556,250

2,515	Holly Energy Partners LP, 144A, (4)	6.500%	3/01/20	BB–	2,640,750

2,825	Kodiak Oil and Gas Corporation, 144A	8.125%	12/01/19	CCC+	2,994,500

1,880	Martin Mid-Stream Partners LP Finance	8.875%	4/01/18	B	1,974,000

2,000	MEG Energy Corportation, 144A, (4)	6.375%	1/30/23	BB	2,135,000

2,000	Niska Gas Storage US LLC	8.875%	3/15/18	B+	2,065,000

3,000	Northern Oil and Gas Inc., (4)	8.000%	6/01/20	B–	3,090,000

2,300	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	2,369,000

2,225	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	2,336,250

2,500	Peabody Energy Corporation, 144A	6.000%	11/15/18	BB+	2,500,000

3,275	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	3,406,000

2,775	Plains Exploration & Production Company	6.125%	6/15/19	BB–	2,795,811

2,300	Polarcus Alima	12.500%	10/29/15	N/R	2,403,500

2,000	Quicksilver Resources Incorporated	11.750%	1/01/16	B3	2,020,000

4,002	Sabine Pass LNG LP	7.500%	11/30/16	BB+	4,322,160

1,900	Samson Investment Company, 144A, (4)	9.750%	2/15/20	B–	1,957,000

2,000	Sandridge Energy Inc., (4)	8.125%	10/15/22	B	2,130,000

2,000	Saratoga Resources Inc.	12.500%	7/01/16	N/R	2,000,000

3,150	SM Energy Company	6.625%	2/15/19	BB	3,323,250

1,695	United Refining Inc., 144A	10.500%	2/28/18	B	1,860,261

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,525	Vanguard Natural Resources Finance, (4)	7.875%	4/01/20	B–	$1,536,438

2,000	Western Gas Partners LP, (4)	4.000%	7/01/22	Baa3	2,085,240

2,000	Williams Partners LP	3.350%	8/15/22	BBB	2,044,392
84,657	Total Oil, Gas & Consumable Fuels				87,070,685
	Paper & Forest Products – 2.4%

2,985	Abiti-Bowater Inc.	10.250%	10/15/18	BB–	3,395,438

250	Consolidated Container Company Limited Liability Corporation, 144A	10.125%	7/15/20	CCC+	266,250

3,500	Millar Western Forest Products Ltd, (4)	8.500%	4/01/21	B–	2,835,000

1,800	Sappi Papier Holding GMBH, 144A, (4)	8.375%	6/15/19	BB	1,926,000

3,575	Stora Enso Oyj	7.250%	4/15/36	BB	3,217,500

2,720	Tembec Industries, Inc.	11.250%	12/15/18	B–	2,856,000

2,000	Verso Paper Holdings LLC, 144A, (4)	11.750%	1/15/19	BB–	1,540,000

1,000	Verso Paper Holdings LLC, (4)	8.750%	2/01/19	B3	480,000
17,830	Total Paper & Forest Products				16,516,188
	Pharmaceuticals – 0.9%

2,000	BPA Laboratories Inc., 144A	12.250%	4/01/17	N/R	1,900,000

2,500	Sky Growth Holdings Corporation, dba Par Pharmaceuticals, 144A	7.375%	10/15/20	Caa1	2,512,500

2,000	VP Escrow Corporation, 144A, (WI/DD)	6.375%	10/15/20	B1	2,040,000
6,500	Total Pharmaceuticals				6,452,500
	Real Estate Investment Trust – 1.0%

4,250	First Industrial Realty Trust	5.950%	5/15/17	BB	4,517,805

2,500	Omega Healthcare Investors Inc.	6.750%	10/15/22	BBB–	2,762,500
6,750	Total Real Estate Investment Trust				7,280,305
	Real Estate Management & Development – 2.2%

1,650	Agile Property Holdings Limited, 144A	10.000%	11/14/16	BB	1,740,750

1,950	Country Garden Holding Company, 144A, (4)	11.125%	2/23/18	BB–	2,120,625

2,000	Crescent Resources LLC, 144A	10.250%	8/15/17	B	2,080,000

1,500	Evergrande Real Estate Group Limited, (4)	13.000%	1/27/15	BB	1,516,875

1,500	Realogy Corporation, 144A	11.500%	4/15/17	Caa3	1,608,750

2,000	Realogy Corporation	12.375%	4/15/15	CC	2,060,000

1,500	Realogy Corporation	12.000%	4/15/17	Caa3	1,582,500

1,500	Shanghai Industrial Urban Development Group Limited, 144A	9.750%	7/23/14	B2	1,597,500

1,250	Shimao Property Holdings Limited	11.000%	3/08/18	BB	1,360,416
14,850	Total Real Estate Management & Development				15,667,416
	Road & Rail – 0.2%

1,104	Inversiones Alsacia SA, 144A	8.000%	8/18/18	Ba2	1,132,852
	Semiconductors & Equipment – 0.6%

1,750	Advanced Micro Devices, Inc., 144A, (4)	7.500%	8/15/22	BB–	1,688,750

2,500	Freescale Semiconductor Inc., 144A	8.050%	2/01/20	CCC+	2,462,500
4,250	Total Semiconductors & Equipment				4,151,250
	Specialty Retail – 0.7%

1,500	Office Depopt Inc.	9.750%	3/15/19	B2	1,496,250

1,250	Toys “R” Us, Inc., 144A	10.375%	8/15/17	B	1,278,125

2,000	Wallace Theater Holdings	10.237%	6/15/13	CCC	1,980,000
4,750	Total Specialty Retail				4,754,375

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Textiles, Apparel & Luxury Goods – 0.4%

$2,300	Jones Group	6.875%	3/15/19	Ba3	$2,374,750

100	Wolverine World Wide Inc., 144A, (WI/DD)	6.125%	10/15/20	B2	103,000
2,400	Total Textiles, Apparel & Luxury Goods				2,477,750
	Thrifts & Mortgage Finance – 0.1%

1,000	Alfa Bank, 144A	7.500%	9/26/19	BB+	1,007,394
	Tobacco – 0.2%

1,500	North Atlantic Trading Company, 144A	11.500%	7/15/16	B2	1,492,500
	Trading Companies & Distributors – 1.2%

2,000	Ashtead Capital Inc., 144A	6.500%	7/15/22	B+	2,100,000

2,050	H&E Equipment Limited, 144A	7.000%	9/01/22	B+	2,132,000

2,000	Minerva Overseas II Limited, (4)	10.875%	11/15/19	B+	2,210,000

1,850	United Rentals North America Inc., (4)	8.375%	9/15/20	B	1,979,500
7,900	Total Trading Companies & Distributors				8,421,500
	Wireless Telecommunication Services – 2.2%

1,500	Bakrie Telecom TPE Limited	11.500%	5/07/15	B–	675,000

1,500	Clearwire Corporation	14.750%	12/01/16	B3	1,627,500

2,500	Digicel Group, Limited, 144A, (4)	8.250%	9/30/20	B–	2,625,000

1,450	NII Capital Corporation	8.875%	12/15/19	B2	1,218,000

2,500	Sprint Nextel Corporation	6.000%	12/01/16	B+	2,575,000

1,800	Sprint Nextel Corporation, (4)	7.000%	8/15/20	B+	1,872,000

2,625	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB+	2,493,750

3,000	Wind Acquisition Finance SA	11.750%	7/15/17	BB–	2,827,500
16,375	Total Wireless Telecommunication Services				15,178,750
$566,810	Total Corporate Bonds (cost $559,894,987)				567,391,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.9%

	Computers & Peripherals – 0.1%

$1,238	Hutchinson Technology Inc., Convertible Bond	8.500%	1/15/26	N/R	$716,493
	Diversified Telecommunication Services – 0.2%

2,000	Alaska Communications Systems Group Inc.	6.250%	5/01/18	B+	1,353,750
	Energy Equipment & Services – 0.1%

1,500	Evergreen Solar Inc., (3)	13.000%	4/15/15	N/R	1,092,000
	Health Care Providers & Services – 0.3%

2,000	PSS World Medical Inc., (4)	6.375%	3/01/22	BB–	2,127,500
	Metals & Mining – 0.2%

1,500	Great Western Minerals Group	8.000%	4/06/17	N/R	1,200,000
$8,238	Total Convertible Bonds (cost $6,756,716)				6,489,743

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CAPITAL PREFERRED SECURITIES – 3.3%

	Capital Markets – 0.4%

$3,815	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$2,873,305

64	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Commercial Banks – 0.8%

$2,500	ABN AMRO North America Holding Capital, 144A	6.523%	N/A(10)	BB+	$2,312,500

2,000	BBVA International Preferred Uniperson	5.919%	4/18/49	BB+	1,510,000

1,500	Credit Agricole, S.A, 144A	6.637%	5/29/49	BBB–	1,181,250

1,000	Societe Generale, 144A, (4)	5.922%	4/05/49	BBB–	810,000
7,000	Total Commercial Banks				5,813,750
	Consumer Finance – 0.2%

2,000	AFGC Capital Trust I, 144A	6.000%	1/15/67	Caa3	1,120,000
	Insurance – 1.2%

700	American International Group, Inc.	6.250%	3/15/37	BBB	707,000

3,000	Glen Meadows Pass Through Trust, (4)	6.505%	2/15/67	BB+	2,520,000

3,500	Lincoln National Corporation	7.000%	5/17/66	BBB	3,539,375

1,500	XL Capital Ltd	6.500%	12/29/49	BBB–	1,380,000
8,700	Total Insurance				8,146,375
	Marine – 0.5%

3,000	OSX Leasing BV, 144A	9.250%	3/20/15	N/R	3,107,400
	Oil, Gas & Consumable Fuels – 0.2%

2,100	Southern Union Company	3.483%	11/01/66	Ba1	1,674,750
$26,615	Total Capital Preferred Securities (cost $20,385,890)				22,735,580

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%

$155	U.S. Treasury Notes	3.375%	6/30/13	Aaa	$158,693

1,000	U.S. Treasury Notes	1.500%	12/31/13	Aaa	1,016,094
$1,155	Total U.S. Government and Agency Obligations (cost $1,156,946)				1,174,787

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 0.0%

$3	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1998-1	6.040%	11/01/29	A	$3,473
$3	Total Asset-Backed and Mortgage-Backed Securities (cost $3,288)				3,473

Shares	Description (1)				Value
	INVESTMENT COMPANIES – 1.0%

24,000	Alliance National Municipal Inc.				$396,240

169,000	Blackrock Credit Allocation Income Trust IV				2,396,420

99,000	First Trust Strategic High Income Fund II				1,766,160

28,500	Gabelli Global Gold Natural Resources and Income Trust				410,400

60,000	Invesco Dynamic Credit Opportunities Fund				760,800

107,500	Pimco Income Strategy Fund, (4)				1,422,225
	Total Investment Companies (cost $6,396,614)				7,152,245

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (5)	Value

	SOVEREIGN DEBT – 0.6%

	Argentina – 0.4%

$1,965	Province of Buenos Aires, 144A	10.875%		1/26/21	B–	$1,424,625

1,500	Republic of Argentina	7.000%		10/03/15	B	1,372,500
3,465	Total Argentina					2,797,125
	Ukraine – 0.2%

1,500	Naftogaz Ukraine	9.500%		9/30/14	B	1,524,450
$4,965	Total Sovereign Debt (cost $4,219,540)					4,321,575

Shares	Description (1)					Value
	WARRANTS – 0.0%

6,488	FairPoint Communications Inc., (6)					$714
	Total Warrants (cost $0)					714

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.2%

	Money Market Funds – 23.2%

161,526,477	Mount Vernon Securities Lending Prime Portfolio, 0.289% (8), (9)					$161,526,477
	Total Investments Purchased with Collateral from Securities Lending (cost $161,526,477)					161,526,477

Shares	Description (1)	Coupon				Value
	SHORT-TERM INVESTMENTS – 2.8%

	Money Market Funds – 2.8%
19,345,394	First American Treasury Obligations Fund, Class Z	0.000%	(8)			$19,345,394
	Total Short-Term Investments (cost $19,345,394)					19,345,394
	Total Investments (cost $830,109,365) – 121.3%					845,673,415
	Other Assets Less Liabilities – (21.3)%					(148,763,344)
	Net Assets – 100%					$696,910,071

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

66	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$12,630,880	$—	$176,154	$12,807,034
Exchange-Traded Funds	2,889,974	—	—	2,889,974
Convertible Preferred Securities	1,554,300	—	—	1,554,300
$25 Par (or similar) Preferred Securities	33,022,537	5,257,869	—	38,280,406
Corporate Bonds	—	567,391,703	10	567,391,713
Convertible Bonds	—	5,397,743	1,092,000	6,489,743
Capital Preferred Securities	—	22,735,580	—	22,735,580
U.S. Government and Agency Obligations	—	1,174,787	—	1,174,787
Asset-Backed and Mortgage-Backed Securities	—	3,473	—	3,473
Investment Companies	7,152,245	—	—	7,152,245
Sovereign Debt	—	4,321,575	—	4,321,575
Warrants	—	714	—	714
Investments Purchased with Collateral from Securities Lending	161,526,477	—	—	161,526,477
Short-Term Investments:
Money Market Funds	19,345,394	—	—	19,345,394
Total	$238,121,807	$606,283,444	$1,268,164	$845,673,415
*	Refer to the Fund’s Portfolio of Investments for industry classifications, a breakdown of securities classified as Level 3 and a breakdown of $25 Par (or similar) Preferred Securities and Warrants classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $831,846,713.

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

September 30, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$28,590,334
Depreciation	(14,813,632)
Net unrealized appreciation (depreciation) of investments	$13,776,702

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Investment, or portion of investment, is out on loan for securities lending.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities and Warrants categorized as Level 2.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Perpetual security. Maturity date is not applicable.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

68	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund

September 30, 2012

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (2)				$2,839

55	Dayton Superior Class 1, (2)				3,154
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 2.6%

	Capital Markets – 0.2%

47,500	Goldman Sachs Group Inc.	1.200%		BB+	$944,300
	Commercial Banks – 0.7%

118,392	PNC Financial Services	0.000%		BBB	3,252,228

1,000,000	RBS Capital Trust, (15)	5.512%		BB	625,000

14,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	310,520
	Total Commercial Banks				4,187,748
	Consumer Finance – 0.1%

750	Ally Financial Inc., (15)	0.000%		B3	701,602
	Diversified Financial Services – 0.1%

28,000	Citigroup Capital Trust XI	6.000%		BB	695,240
	Insurance – 1.5%

84,500	Aspen Insurance Holdings Limited	0.000%		BBB–	2,275,585

73,140	Endurance Specialty Holdings Limited	7.500%		BBB–	1,914,073

100,000	Hartford Financial Services Group Inc.	7.875%		BB+	2,799,000

100,000	Reinsurance Group of America Inc.	6.200%		BBB	2,638,000
	Total Insurance				9,626,658
	Thrifts & Mortgage Finance – 0.0%

217,000	Federal National Mortgage Association	4.589%		Ca	188,790
	Total $25 Par (or similar) Preferred Securities (cost $20,108,048)				16,344,338

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 67.8%

	Aerospace & Defense – 0.9%

$2,140	Exelis, Inc., 144A	5.550%	10/01/21	BBB+	$2,331,626

2,280	Huntington Ingalls Industries Inc.	7.125%	3/15/21	BB	2,453,850

850	Martin Marietta Materials	6.600%	4/15/18	BBB	954,277
5,270	Total Aerospace & Defense				5,739,753
	Airlines – 1.4%

1,125	Air Canada, 144A, (4)	9.250%	8/01/15	B+	1,170,000

1,110	American West Airlines Pass Through Certificates, Series 2001-1	8.057%	1/02/22	BBB	1,181,633

1,760	Delta Air Lines Pass Through Certificates Series 2012-1A	4.750%	5/07/20	A–	1,823,800

975	Delta Air Lines Pass Through Certificates, Series 2012-1B	6.875%	5/07/19	BB	1,012,781

1,021	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	BBB	1,120,683

2,274	United Airlines Pass Through Trust, Series 2007	6.636%	1/02/24	Baa3	2,376,598
8,265	Total Airlines				8,685,495
	Auto Components – 0.6%

1,035	American Axle & Manufacturing Inc., (4)	6.625%	10/15/22	B	1,047,938

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Auto Components (continued)

$1,555	Dana Holding Corporation	6.500%	2/15/19	BB	$1,656,075

1,250	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,162,500
3,840	Total Auto Components				3,866,513
	Automobiles – 0.5%

2,920	Chrysler GP/CG Company, (4)	8.000%	6/15/19	B	3,095,200
	Beverages – 0.9%

1,560	Pernod-Ricard SA, 144A	5.750%	4/07/21	BBB–	1,855,994

3,280	SABMiller Holdings Inc., 144A	3.750%	1/15/22	BBB+	3,561,873
4,840	Total Beverages				5,417,867
	Biotechnology – 0.6%

1,845	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	1,976,941

1,807	STHI Holding Corporation, 144A	8.000%	3/15/18	B	1,924,455
3,652	Total Biotechnology				3,901,396
	Building Products – 0.7%

1,000	Associated Materials Inc., (4)	9.125%	11/01/17	B–	980,000

2,000	Nortek Inc., (4)	8.500%	4/15/21	B	2,130,000

1,000	USG Corporation	9.750%	1/15/18	B–	1,080,000
4,000	Total Building Products				4,190,000
	Capital Markets – 4.4%

8,030	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	9,258,903

1,890	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,083,602

4,625	Morgan Stanley	6.625%	4/01/18	A	5,313,848

8,950	Morgan Stanley	5.500%	7/28/21	A	9,794,764

1,410	UBS AG Stamford	4.875%	8/04/20	A	1,576,945
24,905	Total Capital Markets				28,028,062
	Chemicals – 2.5%

1,625	Braskem Finance Limited, 144A, (4)	5.750%	4/15/21	BBB–	1,722,500

3,355	Eastman Chemical Company, (4)	3.600%	8/15/22	BBB	3,534,170

130	Georgia Gulf Corporation	9.000%	1/15/17	BB	145,275

1,250	Hexion US Finance	6.625%	4/15/20	Ba3	1,271,875

1,915	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,122,146

1,500	Ineos Finance PLC, 144A	7.500%	5/01/20	B+	1,522,500

1,000	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB–	1,015,000

1,175	Omonva Solutions Inc.	7.875%	11/01/18	B2	1,186,750

225	Rhodia SA, 144A	6.875%	9/15/20	BBB+	252,563

750	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	797,783

1,175	Taminco Global Chemical Corporation, 144A, (4)	9.750%	3/31/20	B–	1,269,000

1,150	Tronox Finance LLC, 144A	6.375%	8/15/20	BB–	1,161,500
15,250	Total Chemicals				16,001,062
	Commercial Banks – 3.2%

1,330	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	1,401,820

2,000	Bancolombia SA	5.950%	6/03/21	Baa2	2,250,000

1,330	Barclays Bank PLC	4.750%	3/29/49	BBB	1,033,161

1,000	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	1,055,000

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Commercial Banks (continued)

$2,360	HSBC Holdings PLC	6.800%	6/01/38	AA–	$2,881,418

1,230	ING Bank NV, 144A	3.750%	3/07/17	A+	1,296,057

2,435	Rabobank Nederland	3.875%	2/08/22	AA	2,584,241

2,100	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	2,413,320

2,120	Russian Agricultural Bank, 144A	7.750%	5/29/18	Baa1	2,501,600

1,425	Sovereign Bank	8.750%	5/30/18	BBB	1,637,084

1,000	VTB Bank Capital SA, 144A	6.000%	4/12/17	BBB+	1,045,000
18,330	Total Commercial Banks				20,098,701
	Commercial Services & Supplies – 1.5%

1,350	Ceridian Corporation, 144A, (4)	8.875%	7/15/19	B1	1,458,000

1,850	Clean Harbors Inc., 144A	5.250%	8/01/20	BB+	1,905,500

1,000	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	1,087,177

1,015	R.R. Donnelley & Sons Company, (4)	7.625%	6/15/20	BB	1,007,388

3,805	International Lease Finance Corporation	5.875%	4/01/19	BBB–	4,034,388
9,020	Total Commercial Services & Supplies				9,492,453
	Communications Equipment – 0.5%

1,150	Goodman Networks Inc., 144A	12.375%	7/01/18	B+	1,230,500

1,200	IntelSat Jackson Holdings, (4)	7.250%	4/01/19	B	1,296,000

1,000	Nokia Corporation, (4)	5.375%	5/15/19	BB–	837,500
3,350	Total Communications Equipment				3,364,000
	Computers & Peripherals – 0.3%

645	Hewlett Packard Company	4.650%	12/09/21	A	672,538

1,125	NCR Corporation, 144A	5.000%	7/15/22	BB	1,136,250
1,770	Total Computers & Peripherals				1,808,788
	Construction & Engineering – 0.2%

1,100	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB–	1,171,500
	Construction Materials – 0.1%

750	China Shanshui Cement Group Limited, 144A	10.500%	4/27/17	BB–	787,500
	Consumer Finance – 2.0%

910	Ally Financial Inc.	7.500%	9/15/20	BB–	1,044,225

1,615	Capital One Bank, (4)	8.800%	7/15/19	Baa1	2,131,508

3,755	Discover Financial Services	5.200%	4/27/22	BBB	4,114,230

1,350	Ford Motor Credit Company	6.625%	8/15/17	Baa3	1,565,887

2,155	Ford Motor Credit Company	4.250%	9/20/22	Baa3	2,208,356

1,500	Nationstar Mortgage LLC Capital Corporation, 144A	9.625%	5/01/19	B+	1,631,250
11,285	Total Consumer Finance				12,695,456
	Containers & Packaging – 0.7%

745	Ardagh Packaging Finance PLC, 144A, (4)	7.375%	10/15/17	Ba3	799,013

1,500	Reynolds Group, 144A	7.125%	4/15/19	B+	1,582,500

2,000	Rock-Tenn Company, 144A	3.500%	3/01/20	BBB–	2,038,234
4,245	Total Containers & Packaging				4,419,747
	Diversified Financial Services – 6.4%

2,115	Bank of America Corporation	5.750%	12/01/17	A	2,433,426

9,000	Bank of America Corporation	5.875%	1/05/21	A	10,383,111

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Diversified Financial Services (continued)

$2,765	Citigroup Inc.	6.125%	8/25/36	BBB+	$3,002,381

300	Citigroup Inc.	6.875%	3/05/38	A	394,256

975	CNH Capital LLC, 144A, (4)	6.250%	11/01/16	BB	1,059,094

2,885	Countrywide Financial Corporation	6.250%	5/15/16	BBB+	3,145,842

1,000	General Electric Capital Corporation	5.300%	2/11/21	AA	1,147,567

2,545	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,400,387

1,280	JPMorgan Chase & Company	4.350%	8/15/21	A+	1,410,788

10,215	JPMorgan Chase & Company	4.500%	1/24/22	A+	11,330,989

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,948,724
35,360	Total Diversified Financial Services				40,656,565
	Diversified Telecommunication Services – 1.8%

2,050	AT&T, Inc.	5.550%	8/15/41	A2	2,551,838

2,780	Brasil Telecom SA, 144A, (4)	5.750%	2/10/22	Baa2	2,912,050

1,355	Frontier Communications Corporation, (4)	8.500%	4/15/20	BB+	1,531,150

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,836,069

1,250	Sprint Nextel Corporation	6.000%	12/01/16	B+	1,287,500
9,795	Total Diversified Telecommunication Services				11,118,607
	Electric Utilities – 1.9%

1,485	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	Baa1	1,659,488

1,150	Energy Future Intermediate Holding Company LLC, (4)	10.000%	12/01/20	B–	1,293,750

3,145	Exelon Generation Co. LLC, 144A	4.250%	6/15/22	Baa1	3,327,640

2,230	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	2,501,596

2,630	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	3,364,762
10,640	Total Electric Utilities				12,147,236
	Electronic Equipment & Instruments – 0.3%

845	Avnet Inc.	5.875%	6/15/20	BBB–	945,075

1,090	Ingram Micro Inc.	5.250%	9/01/17	BBB–	1,195,344
1,935	Total Electronic Equipment & Instruments				2,140,419
	Energy Equipment & Services – 2.0%

1,985	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	2,612,256

325	Ensco PLC	4.700%	3/15/21	BBB+	367,077

1,590	Nabors Industries Inc., (4)	5.000%	9/15/20	BBB	1,749,952

1,000	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	1,062,500

1,820	Rowan Companies Inc.	7.875%	8/01/19	BBB–	2,256,387

1,000	Transocean Inc., (4)	6.375%	12/15/21	BBB–	1,196,820

1,800	Transocean Inc.	3.800%	10/15/22	BBB–	1,809,319

1,385	Weatherford International Limited	7.000%	3/15/38	BBB	1,565,284
10,905	Total Energy Equipment & Services				12,619,595
	Food & Staples Retailing – 0.1%

750	Supervalu Inc., (4)	8.000%	5/01/16	B–	669,375
	Food Products – 1.6%

1,300	BRF Brasil Foods SA, 144A	5.875%	6/06/22	BBB–	1,420,250

3,410	Bunge Limited Finance Company	4.100%	3/15/16	Baa2	3,654,384

1,500	JBS USA LLC	7.250%	6/01/21	BB	1,410,000

72	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Food Products (continued)

$700	MHP SA, 144A	10.250%	4/29/15	B	$710,500

1,250	Mriya Agro Holding PLC, 144A, (4)	10.950%	3/30/16	B	1,187,500

1,790	Tyson Foods	4.500%	6/15/22	BBB	1,875,025
9,950	Total Food Products				10,257,659
	Gas Utilities – 0.3%

1,527	AmeriGas Finance LLC, (4)	6.750%	5/20/20	Ba2	1,630,073

25	Ferrellgas LP	6.500%	5/01/21	B2	24,188
1,552	Total Gas Utilities				1,654,261
	Health Care Providers & Services – 0.8%

1,235	Community Health Systems, Inc., (4)	8.000%	11/15/19	B	1,355,413

1,125	HCA Holdings Inc., (4)	7.750%	5/15/21	B–	1,226,250

1,575	UnitedHealth Group Incorporated	6.875%	2/15/38	A	2,186,492
3,935	Total Health Care Providers & Services				4,768,155
	Hotels, Restaurants & Leisure – 0.6%

1,000	Wok Acquisition Group, 144A	10.250%	6/30/20	CCC+	1,057,500

2,300	Wyndham Worldwide Corporation	5.750%	2/01/18	BBB–	2,589,641
3,300	Total Hotels, Restaurants & Leisure				3,647,141
	Household Durables – 0.8%

1,000	Agile Property Holdings Limited, (4)	8.875%	4/28/17	BB	1,007,500

1,250	Beazer Homes USA, Inc.	6.875%	7/15/15	CCC+	1,256,250

1,000	K. Hovnanian Enterprises Inc., 144A, (WI/DD)	9.125%	11/15/20	Caa2	1,006,250

155	MDC Holdings Inc.	5.625%	2/01/20	Baa3	169,542

1,500	Taylor Morrison Monarch Communities	7.750%	4/15/20	BB–	1,597,500
4,905	Total Household Durables				5,037,042
	Independent Power Producers & Energy Traders – 0.8%

2,010	Constellation Energy Group	5.150%	12/01/20	BBB+	2,362,508

1,425	GenOn Energy Incorporated, (4)	9.500%	10/15/18	B–	1,617,375

1,200	NRG Energy Inc., (4)	7.875%	5/15/21	BB	1,305,000
4,635	Total Independent Power Producers & Energy Traders				5,284,883
	Insurance – 3.2%

2,475	AFLAC Insurance, (4)	6.450%	8/15/40	A–	3,047,574

2,510	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	2,919,178

2,645	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,001,033

1,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,433,019

1,705	Liberty Mutual Group Inc., 144A, (4)	7.000%	3/15/37	Baa3	1,619,750

2,395	Lincoln National Corporation	8.750%	7/01/19	A–	3,138,116

840	Pacific LifeCorp.	6.000%	2/10/20	BBB+	934,352

1,650	Prudential Financial Inc.	5.500%	3/15/16	A	1,857,719

1,830	UnumProvident Corporation, (4)	5.625%	9/15/20	Baa2	2,045,689
17,420	Total Insurance				19,996,430
	IT Services – 0.9%

2,395	Computer Sciences Corporation	4.450%	9/15/22	BBB	2,397,448

1,250	First Data Corporation, 144A	6.750%	11/01/20	BB–	1,242,188

150	First Data Corporation, 144A, (4)	8.750%	1/15/22	B–	151,125

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	IT Services (continued)

$1,500	Zayo Escrow Corporation, 144A, (4)	8.125%	1/01/20	B1	$1,638,750
5,295	Total IT Services				5,429,511
	Machinery – 0.1%

850	Navistar International Corporation, (4)	8.250%	11/01/21	B2	806,438
	Marine – 0.2%

960	Navios Maritime Acquisition Corporation, (4)	8.625%	11/01/17	B	914,400
	Media – 3.9%

1,975	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	2,367,032

1,790	Comcast Corporation	6.400%	5/15/38	BBB+	2,292,313

1,935	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,199,714

2,515	NBC Universal Media LLC	4.375%	4/01/21	BBB+	2,851,849

1,425	NBC Universal Media LLC, (WI/DD)	2.875%	1/15/23	BBB+	1,422,392

2,750	News America Holdings Inc.	6.650%	11/15/37	BBB+	3,489,593

1,515	Time Warner Cable Inc.	5.875%	11/15/40	BBB	1,781,548

1,500	Time Warner Inc.	4.750%	3/29/21	BBB	1,732,254

1,750	Time Warner Inc.	6.100%	7/15/40	BBB	2,170,067

1,625	Viacom Inc.	6.875%	4/30/36	BBB+	2,146,155

2,085	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,187,165
20,865	Total Media				24,640,082
	Metals & Mining – 6.1%

4,180	Alcoa Inc., (4)	5.400%	4/15/21	BBB–	4,387,562

815	Alrosa Finance SA, 144A	7.750%	11/03/20	BB–	922,988

2,690	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	2,716,900

855	ArcelorMittal, (4)	6.500%	2/25/22	Baa3	842,151

3,450	ArcelorMittal	7.000%	10/15/39	Baa3	3,156,029

4,380	Cliffs Natural Resources Inc., (4)	4.800%	10/01/20	BBB–	4,298,256

700	Evraz Group S.A, 144A	7.400%	4/24/17	BB–	724,675

950	FMG Resources, 144A, (4)	6.000%	4/01/17	BB+	883,500

1,500	Fosun International Limited, 144A, (4)	7.500%	5/12/16	BB+	1,470,000

1,165	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	1,166,177

1,225	IAMGOLD Corporation, 144A	6.750%	10/01/20	BB–	1,200,500

875	Inmet Mining Corporation, 144A, (4)	8.750%	6/01/20	B+	905,625

1,035	JMC Steel Group, 144A, (4)	8.250%	3/15/18	B	1,055,700

2,610	Newmont Mining Corporation	3.500%	3/15/22	BBB+	2,647,639

1,460	Taseko Mines Limited	7.750%	4/15/19	B	1,397,950

1,775	Teck Resources Limited	6.125%	10/01/35	BBB	1,905,218

1,140	Teck Resources Limited	6.250%	7/15/41	BBB	1,240,716

1,500	Thompson Creek Metals Company	7.375%	6/01/18	CCC	1,215,000

2,410	Vale Overseas Limited, (4)	6.875%	11/10/39	A–	2,810,937

1,465	WPE International Cooperatief U.A., 144A	10.375%	9/30/20	B+	1,245,250

1,765	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB+	2,020,989
37,945	Total Metals & Mining				38,213,762
	Multiline Retail – 0.5%

1,425	J.C. Penney Corporation Inc., (4)	5.650%	6/01/20	Ba3	1,286,063

1,840	Macys Retail Holdings Inc., (4)	3.875%	1/15/22	BBB	1,983,632
3,265	Total Multiline Retail				3,269,695

74	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 6.6%

$850	Alpha Natural Resources Inc., (4)	6.000%	6/01/19	B+	$709,750

240	Amerada Hess Corporation	7.125%	3/15/33	BBB	317,225

1,870	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	2,291,371

500	Berau Coal Energy Tbk PT, 144A, (4)	7.250%	3/13/17	BB–	470,000

1,370	Bill Barrett Corporation	7.000%	10/15/22	BB–	1,407,675

1,225	Calumet Specialty Products	9.375%	5/01/19	B	1,316,875

1,700	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,142,024

500	Deep Drilling 7 and 8 PT	14.250%	3/05/12	N/R	497,445

1,190	Drill Rigs Holdings Inc., 144A, (4)	6.500%	10/01/17	B	1,182,563

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	222,930

1,250	Everest Acquisition LLC Finance, 144A, (4)	7.750%	9/01/22	B	1,275,000

1,375	Husky Energy Inc.	6.200%	9/15/17	BBB+	1,627,203

600	Kinder Morgan Energy Partners LP	6.950%	1/15/38	BBB	767,212

1,500	Kodiak Oil and Gas Corporation, 144A	8.125%	12/01/19	CCC+	1,590,000

2,625	Lukoil International Finance, 144A	6.125%	11/09/20	Baa2	2,963,625

1,006	Martin Mid-Stream Partners LP Finance	8.875%	4/01/18	B	1,056,300

975	MEG Energy Corportation, 144A, (4)	6.375%	1/30/23	BB	1,040,813

1,120	Noble Energy Inc.	4.150%	12/15/21	BBB	1,209,744

1,000	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	1,030,000

1,060	OGX Petroleo e Gas Participacoes SA, 144A, (4)	8.500%	6/01/18	B1	954,000

1,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	1,040,000

1,770	Petrobras International Finance Company	6.875%	1/20/40	A3	2,215,937

1,275	Petro-Canada	6.800%	5/15/38	BBB+	1,738,405

1,500	Plains Exploration & Production Company, (4)	6.125%	6/15/19	BB–	1,511,250

1,600	Reliance Holdings USA Inc., 144A, (4)	5.400%	2/14/22	BBB	1,704,298

1,150	Sabine Pass LNG LP	7.500%	11/30/16	BB+	1,242,000

1,000	Sandridge Energy Inc.	8.125%	10/15/22	B	1,065,000

1,300	Seadrill Limited	6.500%	10/05/15	N/R	1,355,250

1,175	SM Energy Company	6.625%	2/15/19	BB	1,239,623

1,445	Southwestern Energy Company, 144A	4.100%	3/15/22	BBB–	1,533,709

2,475	Valero Energy Corporation, (4)	6.125%	2/01/20	BBB	3,006,237
37,841	Total Oil, Gas & Consumable Fuels				41,723,464
	Paper & Forest Products – 1.9%

1,000	Abiti-Bowater Inc.	10.250%	10/15/18	BB–	1,137,500

2,615	Domtar Corporation	4.400%	4/01/22	BBB–	2,677,585

1,860	International Paper Company	8.700%	6/15/38	BBB	2,771,348

1,500	Louisiana Pacific Corporation	7.500%	6/01/20	BB	1,670,625

1,500	Sappi Papier Holding GMBH, 144A, (4)	7.750%	7/15/17	BB	1,605,000

1,000	Sappi Papier Holding GMBH, 144A, (4)	8.375%	6/15/19	BB	1,070,000

1,150	Tembec Industries, Inc., (4)	11.250%	12/15/18	B–	1,207,500

8	Westvaco Corporation	8.200%	1/15/30	BBB	10,663
10,633	Total Paper & Forest Products				12,150,221
	Real Estate Investment Trust – 1.3%

1,820	HCP Inc.	3.750%	2/01/19	BBB+	1,908,013

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Real Estate Investment Trust (continued)

$1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	$1,512,976

2,125	Prologis Inc.	6.875%	3/15/20	Baa2	2,578,790

1,825	Simon Property Group, L.P.	5.650%	2/01/20	A–	2,195,884
7,190	Total Real Estate Investment Trust				8,195,663
	Real Estate Management & Development – 0.7%

1,000	Country Garden Holding Company, 144A, (4)	11.125%	2/23/18	BB–	1,087,500

1,000	Crescent Resources LLC, 144A	10.250%	8/15/17	B	1,040,000

1,500	Realogy Corporation, 144A	7.625%	1/15/20	B1	1,653,750

750	Shimao Property Holdings Limited	11.000%	3/08/11	B+	816,250
4,250	Total Real Estate Management & Development				4,597,500
	Road & Rail – 0.2%

1,000	Hertz Corporation	7.375%	1/15/21	B	1,075,000
	Semiconductors & Equipment – 0.2%

840	Intel Corporation	4.800%	10/01/41	A+	982,577
	Specialty Retail – 0.4%

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,470,343
	Textiles, Apparel & Luxury Goods – 0.2%

1,220	Jones Group	6.875%	3/15/19	Ba3	1,259,650
	Thrifts & Mortgage Finance – 0.3%

1,855	WEA Finance LLC, 144A	4.625%	5/10/21	A2	2,025,087
	Tobacco – 1.2%

3,125	Altria Group Inc.	9.950%	11/10/38	Baa1	5,254,253

1,590	Lorillard Tobacco	8.125%	6/23/19	Baa2	2,050,454
4,715	Total Tobacco				7,304,707
	Transportation Infrastructure – 0.7%

4,025	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	4,322,713
	Wireless Telecommunication Services – 0.8%

2,195	American Tower Company	5.050%	9/01/20	Baa3	2,449,633

500	Clearwire Corporation, 144A	14.750%	12/01/16	B3	542,500

800	Digicel Limited, 144A	7.000%	2/15/20	B1	816,000

690	NII Capital Corporation	8.875%	12/15/19	B2	579,600

1,000	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB+	950,000
5,185	Total Wireless Telecommunication Services				5,337,733
$388,028	Total Corporate Bonds (cost $391,743,734)				427,479,407

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 0.5%

	Health Care Equipment & Supplies – 0.5%

$3,050	Boston Properties Limited Partnership	4.125%	5/15/21	A–	$3,299,844
$3,050	Total Convertible Bonds (cost $3,055,263)				3,299,844

76	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CAPITAL PREFERRED SECURITIES – 3.6%

	Capital Markets – 0.2%

$1,495	Goldman Sachs Capital II	4.000%	6/01/43	BB+	$1,125,974
	Commercial Banks – 1.2%

1,000	BBVA International Preferred Uniperson, (4)	5.919%	4/18/49	BB+	755,000

500	Credit Agricole, S.A, 144A	6.637%	5/29/49	BBB–	393,750

1,000	Societe Generale, 144A, (4)	5.922%	4/05/49	BBB–	810,000

5,585	Wachovia Capital Trust III	5.570%	N/A(14)	BBB+	5,522,169
8,085	Total Commercial Banks				7,480,919
	Consumer Finance – 0.0%

235	Capital One Capital III Corporation	7.686%	8/15/36	Baa3	238,525
	Diversified Financial Services – 0.9%

5,000	General Electric Capital Corporation	7.125%	N/A(14)	AA–	5,572,100
	Insurance – 1.0%

2,050	Catlin Insurance Company Limited	7.249%	N/A(14)	BBB+	2,001,313

1,620	Lincoln National Corporation	6.050%	4/20/67	BBB	1,585,575

750	XL Capital Ltd	6.500%	12/29/49	BBB–	690,000

1,860	ZFS Finance USA Trust V	6.500%	5/09/37	A	1,966,950
6,280	Total Insurance				6,243,838
	Marine – 0.2%

1,500	OSX Leasing BV, 144A	9.250%	3/20/15	N/R	1,553,700
	Oil, Gas & Consumable Fuels – 0.1%

545	Southern Union Company	3.483%	11/01/66	Ba1	434,637
$23,140	Total Capital Preferred Securities (cost $21,405,517)				22,649,693

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (3)	Value
	MUNICIPAL BONDS – 0.7%

	Illinois – 0.7%

$3,840	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A	$4,353,216
$3,840	Total Municipal Bonds (cost $3,840,000)				4,353,216

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 18.4%

$1,722	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,798,846

2,925	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	2,954,250

1,425	American Home Mortgage Advance Trust, Series 2011-SART-1	5.920%	5/10/43	BBB	1,425,556

2,270	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A	2,718,348

3,637	aster RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	3,789,670

63	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	52,607

7	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	7,019

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	386,201

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$290	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (4)	5.205%	12/11/49	AAA	$295,579

1,348	Commercial Mortgage Pass-Through Certificates, Series2006-CN2A	5.449%	2/05/19	AAA	1,353,276

2,099	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.347%	6/25/47	BB+	2,057,343

614	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	617,726

913	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	CCC	724,538

983	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.337%	6/25/47	AAA	968,069

2,109	Countrywide Hoen Loans, Asset Backed Certificates Series 2007-7	0.377%	10/25/47	AAA	2,017,291

752	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.866%	2/25/34	BB	749,133

308	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	319,061

489	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	509,147

2,225	Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A1	2,244,956

1,375	Fannie Mae Mortgage Interest Strips 366 25	5.000%	10/01/35	Aaa	138,239

1,108	Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	1,214,742

1,594	Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	1,748,323

4,766	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	5,208,544

4,566	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	4,943,875

1,067	Fannie Mae Mortgage Pool AD8529	4.500%	8/01/40	Aaa	1,158,063

5,240	Fannie Mae Mortgage Pool AH1420	4.000%	1/01/41	Aaa	5,652,899

1,216	Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	1,319,258

6,596	Fannie Mae Mortgage Pool MA0583	4.000%	11/01/40	Aaa	7,115,610

798	Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	881,991

2,913	Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	3,209,187

690	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	754,870

731	Fannie Mae Mortgage Pool 257307	6.000%	8/01/38	Aaa	807,990

2,517	Fannie Mae Mortgage Pool 725027	5.000%	11/01/33	Aaa	2,765,891

390	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	428,996

320	Fannie Mae Mortgage Pool 725250	5.000%	3/01/34	Aaa	351,586

153	Fannie Mae Mortgage Pool 725553	2.161%	9/01/33	Aaa	163,331

576	Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	635,525

214	Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	240,738

100	Fannie Mae Mortgage Pool 735606	2.186%	5/01/35	Aaa	105,437

223	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	244,293

539	Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	608,252

495	Fannie Mae Mortgage Pool 745548	2.309%	1/01/35	Aaa	528,864

160	Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	176,370

483	Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	551,286

113	Fannie Mae Mortgage Pool 838948	2.260%	8/01/35	Aaa	120,768

415	Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	460,686

209	Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	237,894

1	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	798

78	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$610	Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	$695,051

1,039	Fannie Mae Mortgage Pool 897129	6.500%	9/01/36	Aaa	1,176,731

80	Fannie Mae Mortgage Pool 905597	5.978%	12/01/36	Aaa	87,532

352	Fannie Mae Mortgage Pool 918883	5.500%	4/01/37	Aaa	386,266

1,240	Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	1,342,516

548	Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	606,121

225	Fannie Mae Mortgage Pool 946228	6.077%	9/01/37	Aaa	245,048

1	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	631

4,195	Fannie Mae TBA Mortgage Pool (WI/DD)	5.500%	TBA	Aaa	4,598,769

2,229	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.782%	2/25/48	Aaa	2,233,438

24	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.680%	1/01/37	Aaa	25,609

44	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	47,140

2,798	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.855%	10/19/54	AAA	2,839,842

555	Freddie Mac Gold Pool 1L0117	2.650%	10/01/29	Aaa	571,543

1,020	Freddie Mac Gold Pool 1K1238	2.375%	7/01/36	Aaa	1,088,852

447	Freddie Mac Gold Pool 847240	2.267%	7/01/30	Aaa	477,264

297	Freddie Mac Gold Pool 847411	2.146%	5/01/33	Aaa	316,462

2,293	Freddie Mac Gold Pool 848289	2.379%	5/01/38	Aaa	2,446,846

785	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	926,644

467	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	530,457

52	Freddie Mac Non Gold Participation Certificates 847681	6.246%	12/01/36	Aaa	56,407

1,359	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	1,394,309

1,390	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (4)	5.789%	8/10/45	A1	1,591,842

2,105	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.713%	3/25/43	Ba3	1,801,679

1,966	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-4F	5.783%	5/25/35	CC	1,169,124

1,903	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.146%	1/25/35	CC	464,783

397	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	424,476

38	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates Series 1996-8	8.050%	11/15/26	AAA	39,054

263	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass- Through Certificates, Series 2005-GG5	5.117%	4/10/37	AAA	262,460

650	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11, (4)	5.736%	12/10/49	AAA	758,196

78	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A	73,652

2,001	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	B	1,871,085

442	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	2.735%	3/25/35	AAA	405,176

1,550	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.497%	6/25/37	CCC	1,200,765

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,845		JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	$4,323,968

272		LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C7	5.103%	11/18/30	AAA	272,400

1,585		Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.692%	4/25/38	A	1,673,597

230		Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	241,336

508		National Credit Union Adminstration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	546,100

2,880		OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	3,393,536

981		RBSSP Resecuritization Trust 2010-11	0.387%	3/26/37	A	966,935

2,739		RBSSP Resecuritization Trust 2010-4	0.327%	3/26/36	A	2,573,641

216		Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	186,967

1,451		Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	1,522,895

723		Wachovia Mortgage Loan Trust LLC, Mortgage PasS-Through Certificates, Series 2005-B	2.981%	10/20/35	CCC	588,388

622		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.493%	8/25/38	AAA	661,661

37		Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.662%	10/25/35	BBB–	36,870
$113,629		Total Asset-Backed and Mortgage-Backed Securities (cost $111,941,688)				115,906,986

Shares		Description (1)				Value
		INVESTMENT COMPANIES – 0.2%

36,000		Blackrock Credit Allocation Income Trust IV				$510,480

40,000		CBRE Clarion Global Real Estate Income Fund				354,800

23,000		NexPoint Credit Strategies Fund				158,930

16,000		Pioneer Diversified High Income Trust, (4)				344,160
		Total Investment Companies (cost $1,173,107)				1,368,370

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (3)	Value
		SOVEREIGN DEBT – 3.0%

		Argentina – 0.5%

$1,200		Province of Buenos Aires, 144A	10.875%	1/26/21	B–	$870,000

1,300		Provincia de Cordoba, (4)	12.375%	8/17/17	B–	1,098,500

1,400		Republic of Argentina	8.750%	6/02/17	B	1,365,000
3,900		Total Argentina				3,333,500
		Brazil – 0.2%

870		Federative Republic of Brazil, (4)	4.875%	1/22/21	Baa2	1,039,650
		Canada – 1.0%

5,500	CAD	Canadian Government Bond	3.750%	6/01/19	AAA	6,403,743
		Indonesia – 0.4%

1,830		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	2,205,150

80	Nuveen Investments

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		Poland – 0.3%

350		Republic of Poland	5.000%	3/23/22	A2	$406,000

1,380		Republic of Poland	3.000%	3/17/23	A2	1,356,126
1,730		Total Poland				1,762,126
		South Africa – 0.4%

18,500	ZAR	Republic of South Africa	10.500%	12/21/26	A	2,810,675
		Ukraine – 0.2%

1,250		Republic of Ukraine, 144A, (4)	7.750%	9/23/20	B+	1,235,888
		Total Sovereign Debt (cost $17,865,067)				18,790,732

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value
		STRUCTURED NOTES – 0.1%

$650		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	N/R	$647,504
$650		Total Structured Notes (cost $635,081)				647,504

Shares		Description (1)				Value
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.6%

		Money Market Funds – 10.6%

67,019,528		Mount Vernon Securities Lending Prime Portfolio, 0.289% (7), (8)				$67,019,528
		Total Investments Purchased with Collateral from Securities Lending (cost $67,019,528)				67,019,528

Shares/ Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value
		SHORT-TERM INVESTMENTS – 1.6%

		Money Market Funds – 1.4%

8,878,625		First American Treasury Obligations Fund, Class Z	0.000%(7)	N/A	N/A	$8,878,625
		U.S. Government and Agency Obligations – 0.2%

$1,160		U.S. Treasury Bills, (9)	0.103%	2/07/13	Aaa	1,159,574

380		U.S. Treasury Bills, (9)	0.128%	3/07/13	Aaa	379,785
$1,540		Total U.S. Government and Agency Obligations				1,539,359
		Total Short-Term Investments (cost $10,417,684)				10,417,984
		Total Investments (cost $649,224,796) – 109.1%				688,283,595
		Other Assets Less Liabilities – (9.1)% (10)				(57,387,384)
		Net Assets – 100%				$630,896,211

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

Investments in Derivatives at September 30, 2012

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars) (10)
Citigroup	Euro Dollar	1,110,000	U.S. Dollar	1,369,840	10/19/12	$(56,873)
Citigroup	Japanese Yen	940,000,000	U.S. Dollar	12,043,408	11/19/12	(6,926)
Citigroup	Turkish Lira	6,126,257	U.S. Dollar	11,000,000	10/03/12	10,510
Citigroup	U.S. Dollar	6,035,996	Turkish Lira	11,000,000	10/03/12	79,750
Citigroup	U.S. Dollar	6,196,180	Australian Dollar	5,900,000	11/16/12	(103,132)
Citigroup	U.S. Dollar	6,246,858	Swedish Krona	41,000,000	11/19/12	(15,130)
Citigroup	U.S. Dollar	12,233,161	Canadian Dollar	11,950,000	11/30/12	(95,340)
Citigroup	U.S. Dollar	6,478,062	Polish Zloty	20,700,000	11/30/12	(66,028)
Citigroup	U.S. Dollar	6,077,919	Turkish Lira	11,000,000	12/03/12	(14,122)
Credit Suisse	Chilean Peso	3,000,000,000	U.S. Dollar	6,335,797	10/05/12	17,214
Credit Suisse	Norwegian Krone	73,500,000	U.S. Dollar	12,883,436	10/05/12	57,039
Credit Suisse	U.S. Dollar	6,211,180	Chilean Peso	3,000,000,000	10/05/12	107,403
Credit Suisse	U.S. Dollar	6,401,174	Norwegian Krone	37,500,000	10/05/12	142,906
Credit Suisse	U.S. Dollar	5,999,200	Norwegian Krone	36,000,000	10/05/12	283,117
Credit Suisse	U.S. Dollar	2,996,324	Indian Rupee	163,000,000	10/25/12	75,758
Credit Suisse	U.S. Dollar	6,208,214	Polish Zloty	20,800,000	11/05/12	253,487
Credit Suisse	U.S. Dollar	6,283,380	Chilean Peso	3,000,000,000	12/03/12	(23,338)
Credit Suisse	U.S. Dollar	12,855,606	Norwegian Krone	73,500,000	12/03/12	(58,333)
JPMorgan	South Korean Won	6,710,000,000	U.S. Dollar	6,012,545	10/02/12	(23,477)
JPMorgan	U.S. Dollar	5,882,353	South Korean Won	6,710,000,000	10/02/12	153,669
JPMorgan	U.S. Dollar	6,197,668	New Zealand Dollar	7,700,000	10/17/12	176,037
JPMorgan	U.S. Dollar	6,225,753	Indian Rupee	337,000,000	10/18/12	135,947
JPMorgan	U.S. Dollar	4,086,418	Mexican Peso	52,800,000	11/30/12	(10,685)
JPMorgan	U.S. Dollar	10,804,243	Mexican Peso	139,600,000	11/30/12	(28,252)
JPMorgan	U.S. Dollar	5,995,086	South Korean Won	6,710,000,000	12/03/12	22,015
						$1,013,216

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (11)	Current Credit Spread (12)	Notional Amount (U.S. Dollars)	Received Fixed Rate*	Termination Date	Value	Unrealized Appreciation (Depreciation) (10)
UBS	Markit CDX NA HY18 Index	Sell	4.84%	$19,404,000	5.000%	6/20/17	$150,947	$963,809
*	Annualized

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (10)
JPMorgan	$21,000,000	Receive	3-Month USD-LIBOR	2.113%	Semi-Annually	2/01/22	$(1,033,847)	$(1,033,847)
UBS	19,000,000	Receive	3-Month USD-LIBOR	2.056	Semi-Annually	7/01/15	(932,447)	(932,447)
								$(1,966,294)
*	Annualized

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
90-Day Eurodollar	Long	233	9/15	$57,801,475	$43,611
90-Day Eurodollar	Long	267	12/15	66,152,588	70,699
Euro-Bund	Long	43	12/12	7,833,805	72,929
U.S. Treasury 5-Year Note	Long	60	12/12	7,477,969	31,080
U.S. Treasury 10-Year Note	Short	(1,036)	12/12	(138,289,818)	(654,725)
U.S. Treasury Long Bond	Long	3	12/12	448,125	8,055
					$(428,351)

82	Nuveen Investments

Investments in Derivatives at September 30, 2012 (continued)

Call Options Purchased outstanding:

Number of Contracts	Type	Notional Amount (13)	Expiration Date	Strike Price	Value (10)
269	30-Year U.S. Treasury Bond Future	$3,873,600	11/23/12	$144.0	$201,750
135	30-Year U.S. Treasury Bond Future	1,957,500	11/23/12	145.0	128,672
404	Total Call Options Purchased (premiums paid $343,035)				$330,422

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$—	$—	$5,993	$5,993
$25 Par (or similar) Preferred Securities	15,017,736	1,326,602	—	16,344,338
Corporate Bonds	—	427,479,407	—	427,479,407
Convertible Bonds	—	3,299,844	—	3,299,844
Capital Preferred Securities	—	22,649,693	—	22,649,693
Municipal Bonds	—	4,353,216	—	4,353,216
Asset-Backed and Mortgage-Backed Securities	—	115,906,986	—	115,906,986
Investment Companies	1,368,370	—	—	1,368,370
Sovereign Debt	—	18,790,732	—	18,790,732
Structured Notes	—	647,504	—	647,504
Investments Purchased with Collateral from Securities Lending	67,019,528	—	—	67,019,528
Short-Term Investments:
Money Market Funds	8,878,625	—	—	8,878,625
U.S. Government and Agency Obligations	—	1,539,359	—	1,539,359
Derivatives:
Forward Foreign Currency Exchange Contracts**	—	1,013,216	—	1,013,216
Credit Default Swaps**	—	963,809	—	963,809
Interest Rate Swaps**	—	(1,966,294)	—	(1,966,294)
Futures Contracts**	(428,351)	—	—	(428,351)
Call Options Purchased	330,422	—	—	330,422
Total	$92,186,330	$596,004,074	$5,993	$688,196,397
*	Refer to the Fund’s Portfolio of Investments for industry classifications, a breakdown of securities classified as Level 3 and a breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Strategic Income Fund (continued)

September 30, 2012

investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,514,852	Unrealized depreciation on forward foreign currency exchange contracts	$(501,636)
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	226,374
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	(654,725)
Credit	Swaps	Unrealized appreciation on credit default swaps	963,809	—	—
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(1,966,294)
Interest Rate	Options	Options purchased, at value	330,422	—	—
Total			$2,809,083		$(2,896,281)
*	Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

84	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $649,234,181.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$50,511,521
Depreciation	(11,462,107)
Net unrealized appreciation (depreciation) of investments	$39,049,414

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or a portion of investment, is out on loan for securities lending.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(10)	Other Assets Less Liabilities, includes the Value and Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.

(11)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(12)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by Strike Price by 100.

(14)	Perpetual security. Maturity date is not applicable.

(15)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.

N/A	Not applicable.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

ZAR	South African Rand

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Nuveen Investments	85

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012